                                        Gartmore Growth 20 Fund

                                        Gartmore Global Technology
                                        and Communications Fund

                                        Gartmore Emerging Markets Fund

                                        Gartmore International Growth Fund

                                        Gartmore Global Leaders Fund

                         Nationwide Family of Funds Annual Report 2000

GARTMORE
GLOBAL PARTNERS

[LOGO] NATIONWIDE
       Family of Funds

                               (Background Photo)

[PHOTO]
MESSAGE TO SHAREHOLDERS
October 31, 2000
Paul J. Hondros
President, Chief Executive Officer
Villanova Capital

     In our fiscal 1999 report, we made a commitment to Nationwide Family of Funds shareholders to deliver expanded investment capabilities and a more robust product line. Moreover, we raised the bar for our existing portfolios in terms of both performance and adherence to objective and policy. Today, at the close of fiscal 2000, we have made significant progress in meeting that commitment.

- We have added several talented individuals to our investment management team.
- We have enhanced our research capabilities while implementing a rigorous review process to ensure that our funds adhere to their mandates.
- Our focus on performance was evident during the last three months, with our three largest equity funds outpacing their benchmarks despite significant market turbulence.
- And, we have expanded the range of investment solutions we provide to our shareholders.

     At the same time, we have extended our reach globally through our partnership with our new affiliate, London-based Gartmore Investment Management plc, a leading international investment management firm. We are working with our colleagues at Gartmore to provide investors around the world with investment solutions designed to help them meet their financial goals (see below).

     We have achieved these results over a relatively short period by focusing our investments in three key areas: people, product and process.

OUR INVESTMENT IN PEOPLE
     In the U.S., our investment capabilities have been strengthened by several additions to our portfolio management team.

- CURTISS BARROWS, who oversees our U.S. and global high-yield bond programs, joined us from Deutsche Asset Management in January.
- JEFFREY PETHERICK and MARY CHAMPAGNE, formerly of Loomis, Sayles, head up a team of value investment specialists. This group joined us in January.
- CHRISTOPHER BAGGINI left Allied Investment Advisors, Inc., in March to head up our large-cap growth equity programs.
- AARON HARRIS, former lead manager of the Nicholas-Applegate Global Technology Fund, came aboard in April to lead the development of our investment capabilities in the technology sector.
- PANK AGRRAWAL moved from Putnam Investments to Villanova Capital in April to head our quantitative research group.

     In addition, we can draw on the considerable international resources available to us through our affiliation with Gartmore.
     To support our portfolio management team, we have increased our investment in our research area, adding several talented analysts. Our investment team relies heavily on research--rigorous, bottom-up research on companies, industries and countries, augmented by sophisticated quantitative analysis. This value-added research, we believe, allows us to offer competitive, risk-adjusted results for our shareholders.

THE GARTMORE ADVANTAGE

     With more than $80 billion in assets under management as of October 31, 2000, Gartmore Investment Management plc, offers comprehensive investment management services covering the world's major equity, bond, and currency markets. Gartmore ranks as the fifth largest institutional manager and the seventh largest retail manager in the United Kingdom.

     Gartmore was acquired by Nationwide Mutual in May 2000. Since then, Nationwide Family of Funds and Gartmore Global Partners (the SEC-registered, wholly owned subsidiary of Gartmore Investment Management plc) have partnered to provide our shareholders with new global product solutions, including several mutual funds introduced in October.

                                                                         [PHOTO]

OUR INVESTMENT IN PRODUCT OFFERINGS AND PROCESS
     The additions to our investment team have enabled us to expand the lineup of investment solutions available through the Nationwide Family of Funds. Today, our shareholders can choose from more than 20 retail mutual funds, representing a broad range of objectives, styles, and strategies, including global technology and concentrated growth, international and emerging markets, and small-cap value.
     In addition to introducing new products, we implemented a process to rigorously review and continually evaluate our existing portfolios to ensure that they are managed in a manner consistent with their objectives, as stated in our prospectuses. And, as we grow our investment capabilities, we want to ensure that the appropriate level of resources is assigned to each of our portfolios. As a result, we made changes in the management of three of our funds.

-    In March, CHRIS BAGGINI became manager of the NATIONWIDE GROWTH FUND.
- One month later, AARON HARRIS took the helm of the GARTMORE MILLENNIUM GROWTH FUND (formerly the Nationwide Mid Cap Growth Fund).
- In September, WILLIAM MILLER, our Chief Investment Officer, joined CHARLES BATH as co-manager of the NATIONWIDE FUND, our largest fund. Bill is responsible for the technology and telecommunications portions of the Fund, while Chuck, who has successfully served Nationwide Fund shareholders for more than 15 years, will continue to manage all other sectors of the Fund.

     We will continue to evaluate our portfolios to ensure that our seasoned managers are allowed to focus on their strengths and provide shareholders with competitive results.

THE YEAR IN REVIEW
     Our efforts in the investment and research areas are beginning to show promise. Two of our newest equity funds, Gartmore Growth 20 Fund and Gartmore Global Technology and Communications Fund, turned in stellar performances during their first three months of operations, (June 30 to September 30, 2000), beating their respective benchmarks by wide margins. October's turbulent markets cut into these margins, but both funds managed to remain in positive territory.
     Our new international offerings, which began operations on August 30, suffered through a global downswing, and fell short of their respective benchmarks.

BUILDING FOR THE FUTURE
     Each of the investments we have made--in people, products, and process--is designed with a single goal in mind: to provide our fund shareholders with competitive returns on a risk-adjusted basis across a broad range of investment solutions.
     We look forward to continuing to help our shareholders meet their financial goals in the months and years ahead.

                                        /s/ Paul J. Hondros

                                            Paul J. Hondros

CONTENTS

1        Message to Shareholders
2        Fund Highlights
5        Gartmore Growth 20 Fund
7        Gartmore Global Technology and Communications Fund
10       Gartmore Emerging Markets Fund
13       Gartmore International Growth Fund
17       Gartmore Global Leaders Fund
21       Statements of Assets and Liabilities
23       Statements of Operations
25       Statements of Changes in Net Assets
27       Financial Highlights
30       Notes to Financial Statements
39       Independent Auditors' Report
40       Shareholder Meeting
45       Trustees and Officers

GARTMORE FUND HIGHLIGHTS
--------------------------------------------------------------------------------

GARTMORE GROWTH 20 FUND

INVESTMENT STRATEGY

   The Fund seeks long-term capital appreciation by investing in a concentrated portfolio of stocks that represent the "best ideas" of the managers. The Fund typically focuses on a core group of 20 to 30 common stocks with high growth potential.

PORTFOLIO MANAGERS
Christopher Baggini, CFA
Aaron Harris

TOP TEN HOLDINGS BY ISSUER
(Composition Subject to Change)

AS OF OCTOBER 31, 2000            % OF NET ASSETS
===================================================
Juniper Networks, Inc.                      6.52%
Telecommunications
---------------------------------------------------
Foundry Networks, Inc.                      5.99%
Networking Products
---------------------------------------------------
Emulex Corp.                                5.89%
Networking Products
---------------------------------------------------
Manugistics Group, Inc.                     5.71%
Computer Software & Services
---------------------------------------------------
Cisco Systems, Inc.                         5.40%
Networking Products
---------------------------------------------------
Transocean Sedco Forex, Inc.                5.31%
Oil & Gas
---------------------------------------------------
BEA Systems, Inc.                           5.28%
Computer Software & Services
---------------------------------------------------
Flextronics International Ltd.              5.08%
Electronics
---------------------------------------------------
Sanmina Corp.                               4.97%
Electronics
---------------------------------------------------
Sun Microsystems, Inc.                      4.82%
Computer Hardware
---------------------------------------------------

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

INVESTMENT STRATEGY

   The Fund seeks long-term capital appreciation by investing in equity securities of companies of all sizes, specifically targeting the technology and communications sector, located around the world, including the United States. The Fund targets industries and companies undergoing positive fundamental change that the manager believes will deliver unexpected, sustainable growth.

PORTFOLIO MANAGER
Aaron Harris

TOP TEN HOLDINGS BY ISSUER
(Composition Subject to Change)

AS OF OCTOBER 31, 2000            % OF NET ASSETS
===================================================
Check Point Software Technologies Ltd.      3.45%
Internet Security
---------------------------------------------------
Nortel Networks Co. ADR                     3.35%
Telecom Equipment
---------------------------------------------------
PeopleSoft, Inc.                            3.10%
Enterprise Software
---------------------------------------------------
Siebel Systems, Inc.                        3.00%
Applications Software
---------------------------------------------------
Flextronics International Ltd.              2.96%
Electronic Components/Instruments
---------------------------------------------------
Juniper Networks, Inc.                      2.79%
Networking
---------------------------------------------------
Broadvision, Inc.                           2.76%
Internet Applications Software
---------------------------------------------------
Foundry Networks, Inc.                      2.59%
Networking Products
---------------------------------------------------
Broadcom Corp.                              2.04%
Electronic Components/Instruments
---------------------------------------------------
Manugistics Group, Inc.                     1.96%
Enterprise SoftwareInvestment Strategy
---------------------------------------------------

                                  2 NATIONWIDE

GARTMORE FUND HIGHLIGHTS                                               [PHOTO]
--------------------------------------------------------------------------------

GARTMORE EMERGING MARKETS FUND

INVESTMENT STRATEGY

   The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries. The Fund's investment managers select regions or countries, and companies that they believe have the potential to deliver unexpected earnings growth.

PORTFOLIO MANAGERS
Christopher Palmer, CFA
Philip Ehrmann

TOP TEN HOLDINGS BY ISSUER
(Composition Subject to Change)

AS OF OCTOBER 31, 2000                   % OF NET ASSETS
===========================================================
Taiwan Semiconductor Manufacturing Co. Ltd. A      4.51%
Electronic Equipment
-----------------------------------------------------------
Carso Global Telecom ADR                           4.40%
Telecommunications
-----------------------------------------------------------
SK Telecom Co. Ltd. ADR                            3.88%
Telecommunications
-----------------------------------------------------------
Samsung Electronics GDR                            3.81%
Semiconductors
-----------------------------------------------------------
Korea Telecom Corp. ADR                            3.08%
Telecommunications
-----------------------------------------------------------
ICICI Ltd. ADR                                     2.78%
Financial Services
-----------------------------------------------------------
Yapi ve Kredi Bankasi AS                           2.76%
Banking
-----------------------------------------------------------
Tele Norte Leste Participacoes SA ADR              2.72%
Telecommunications
-----------------------------------------------------------
Wal-Mart de Mexico SA de CV ADR                    2.66%
Retail
-----------------------------------------------------------
AO Tatneft ADR                                     2.55%
Oil & Gas
-----------------------------------------------------------

GARTMORE INTERNATIONAL GROWTH FUND

INVESTMENT STRATEGY

   The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in Europe, Australia, the Far East and other regions, including developing countries. The Fund's investment manager selects regions or countries, and companies that he believes have the potential to deliver unexpected growth.

PORTFOLIO MANAGER
Stephen Watson

TOP TEN HOLDINGS BY ISSUER
(Composition Subject to Change)

AS OF OCTOBER 31, 2000                   % OF NET ASSETS
===========================================================
Vodafone Group PLC                                 3.05%
Telecommunications
-----------------------------------------------------------
Total Fina Elf SA                                  2.45%
Oil & Gas
-----------------------------------------------------------
BP Amoco PLC                                       2.39%
Oil & Gas
-----------------------------------------------------------
Royal Dutch Petroleum Co.                          2.05%
Oil & Gas
-----------------------------------------------------------
Nippon Telegraph & Telephone Corp.                 2.05%
Telecommunications
-----------------------------------------------------------
Telefonica SA                                      1.83%
Telecommunications
-----------------------------------------------------------
Royal Bank of Scotland Group PLC                   1.64%
Banking
-----------------------------------------------------------
L'Oreal SA                                         1.61%
Health & Personal Care
-----------------------------------------------------------
Mizuho Holdings, Inc.                              1.56%
Banking
-----------------------------------------------------------
Christian Dior SA                                  1.54%
Luxury Goods
-----------------------------------------------------------

                                  3 NATIONWIDE

GARTMORE FUND HIGHLIGHTS
--------------------------------------------------------------------------------

GARTMORE GLOBAL LEADERS FUND

INVESTMENT STRATEGY

   The Fund seeks long-term capital growth by investing primarily in equity securities of global leaders. A global leader is defined as a company with a strong and improving franchise that is well-positioned to take advantage of growth opportunities in its industry. The portfolio management team uses a sector approach and looks to identify those companies within industries with a strong and competitive advantage in key growth segments. The team then seeks to identify which of these companies have earnings growth potential greater than that expected by the stock market.

PORTFOLIO MANAGERS
Gary Smith
Brian O'Neill
Neil Rogan



TOP TEN HOLDINGS BY ISSUER
(Composition Subject to Change)

AS OF OCTOBER 31, 2000             % OF NET ASSETS
===================================================
General Electric Co.                        2.75%
Electrical Equipment
---------------------------------------------------
Exxon Mobil Corp.                           2.34%
Oil & Gas
---------------------------------------------------
Microsoft Corp.                             2.25%
Computer Software & Services
---------------------------------------------------
Amvescap PLC                                2.20%
Financial Services
---------------------------------------------------
Pfizer, Inc.                                1.98%
Pharmaceuticals
---------------------------------------------------
Citigroup, Inc.                             1.95%
Financial Services
---------------------------------------------------
Merrill Lynch & Co., Inc.                   1.83%
Financial Services
---------------------------------------------------
Wal-Mart Stores, Inc.                       1.68%
Retail
---------------------------------------------------
Verizon Communications                      1.64%
Telecommunications
---------------------------------------------------
Hartford Financial Services Group           1.62%
Financial Services
---------------------------------------------------

                                  4 NATIONWIDE

                                                                         [PHOTO]
GARTMORE  FUNDS
--------------------------------------------------------------------------------
GARTMORE GROWTH 20 FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

   For the four-month period ended October 31, 2000, the Gartmore Growth 20 Fund returned 16.40%(a) versus -1.39% for the S&P 500 Index and -12.79% for the Nasdaq. The Fund commenced operations on June 30, 2000.
   The portfolio was positively impacted by the strong performance of companies with hyper-growth that exceeded earnings estimates. Stock selection continued to be very important as a slower economy has made investing more treacherous. As the period progressed, we increased portfolio exposure to the energy sector, and continued to focus on market leaders within the technology sector.
   The Growth 20 Fund was not exposed to personal computer stocks nor to wireless phones and service providers -- contributors to the recent tech sell-off. Companies such as BEA Systems, Corning, and Cisco helped the Fund's performance through positive earnings revisions that led to continued relative share price appreciation. We have been successful in exploiting short-term volatility where possible -- in particular, through better execution of our trades.

   During the last few months, we placed significant emphasis on more predictable or more stable earnings growth as we expect volatility to continue as investors assimilate the impacts of a slower growth economy. Looking forward, we will continue to focus on faster growing, large-cap securities with positive fundamental dynamics.

PORTFOLIO MANAGERS: CHRISTOPHER BAGGINI, CFA, AND AARON HARRIS.

(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $2,977,443
OCTOBER 31, 2000

PORTFOLIO COMPOSITION
(Subject to Change)

                                   [PIEGRAPH]

Common Stock 100.0%

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)*

           CLASS A           CLASS B          INSTITUTIONAL
YEARS   W/O SC**  W/SC(1)  W/O SC** W/SC(2)   SERVICE CLASS(3)
--------------------------------------------------------------
  Life*   16.40%   9.71%    16.20%   11.20%    16.60%
--------------------------------------------------------------
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
  *  Fund commenced operations on June 30, 2000.
 **  These returns do not reflect the effects of sales charge.
 (1) A 5.75% front-end sales charge was deducted.
 (2) A 5.00% contingent deferred sales charge (CDSC) was deducted.
     The CDSC declines to 0% after 6 years.
 (3) Not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

FUND PERFORMANCE

                                  [LINEGRAPH]

              Class A     Class B      Institutional Service Class   S&P 500    CPI        Nasdaq-100 Index
6/30/00       $ 9425      $10000            $10000                  $10000      $10000          $10000
10/30/00      $10971      $11120            $11660                  $ 9861      $10113          $ 8721

Comparative performance of $10,000 invested in the Gartmore Growth 20 Fund, S&P 500 Index (S&P 500)(b), Consumer Price Index (CPI)(c), and the Nasdaq-100 Index(d) since inception. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.
(d) The Nasdaq-100 Index is capitalization-weighted and includes 100 of the largest non-financial companies, domestic and foreign, in the Nasdaq National Market.

                                  5 NATIONWIDE

STATEMENT OF INVESTMENTS GARTMORE GROWTH 20 FUND
--------------------------------------------------------------------------------

                  OCTOBER 31, 2000

SHARES                        SECURITY            VALUE
COMMON STOCK (99.5%)
---------------------------------------------------------
BUSINESS SERVICES (3.3%)

     2,000 Freemarkets, Inc.*                $   98,875
                                             ----------

---------------------------------------------------------
COMPUTER HARDWARE (7.2%)

     2,300 Compaq Computer Corp.                 69,943
     1,300 Sun Microsystems, Inc.*              144,138
                                             ----------
                                                214,081
                                             ----------

---------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (17.6%)

     2,200 BEA Systems, Inc.*                   157,850
     1,500 Commerce One, Inc.*                   96,281
       600 i2 Technologies, Inc.*               102,000
     1,500 Manugistics Group, Inc.*             170,907
                                             ----------
                                                527,038
                                             ----------

---------------------------------------------------------
ELECTRONICS (10.0%)

     4,000 Flextronics International Ltd.*      152,000
     1,300 Sanmina Corp.*                       148,606
                                             ----------
                                                300,606
                                             ----------

---------------------------------------------------------
NETWORKING PRODUCTS (21.7%)

     3,000 Cisco Systems, Inc.*                 161,625
     1,200 Emulex Corp.*                        176,250
     1,600 Extreme Networks, Inc.*              132,700
     2,700 Foundry Networks, Inc.*              179,381
                                             ----------
                                                649,956
                                             ----------
---------------------------------------------------------
OIL & GAS (10.1%)

     5,600 Pride International, Inc.*           141,750
     3,000 Transocean Sedco Forex, Inc.         159,000
                                             ----------
                                                300,750
                                             ----------

---------------------------------------------------------
SEMICONDUCTORS (6.7%)

     1,600 Applied Micro Circuits Corp.*        122,200
     1,000 Globespan, Inc.*                      76,938
                                             ----------
                                                199,138
                                             ----------

---------------------------------------------------------
TELECOMMUNICATIONS (21.2%)

     1,000 CIENA Corp.*                         105,125
     1,500 Corning, Inc.                        114,750
     2,000 Corvis Corp.*                        131,250
     1,000 Juniper Networks, Inc.*              194,999
     2,000 Nortel Networks Corp. ADR             91,000
                                             ----------
                                                637,124
                                             ----------

SHARES                        SECURITY            VALUE
COMMON STOCK (99.5%)
---------------------------------------------------------
UTILITIES (1.7%)

     3,000 TNPC, Inc.*                       $   49,875
                                             ----------
TOTAL INVESTMENTS (cost $2,865,088)          $2,977,443
                                             ==========
---------------------------------------------------------
The abbreviation in the above statement stands for the following:
       ADR American Depository Receipt

* DENOTES A NON-INCOME PRODUCING SECURITY.

COST FOR FEDERAL INCOME TAX PURPOSES: $2,881,346.

SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN AT THE U.S. DOLLAR COST AND VALUE.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $2,992,383.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                  6 NATIONWIDE

                                                                         [PHOTO]
GARTMORE FUNDS
--------------------------------------------------------------------------------

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

   For the four-month period ended October 31, 2000, the Gartmore Global Technology and Communications Fund returned 11.10% (a) versus -8.64% for the Morgan Stanley High-Tech 35 Index, the bench-mark index. The Fund commenced operations on June 30, 2000.
   Although the global technology sector suffered from slowing PC demand, inventory build-ups, and concern over a slowing U.S. economy, the Fund's performance was strong, thanks to its focus on identifying unexpected growth and strong business franchises.
   The Fund's top performers included Manugistics and i2 Technologies, two supply-chain software manufacturers; DDi Corporation, a time-critical supplier of electronics design, development, and manufacturing services; and Broadvision, a provider of software that creates personalized web sites. IXIA, a diagnostic systems maker that tests high-speed optical networks, was also a top performer, thanks to an initial public offering that was very successful despite its debut in a turbulent environment.
   Poor performers included Nortel Networks. The company's announcement of third quarter revenues that were below expectations created selling pressure on its stock as well as other related stocks, including Sycamore Networks, whose products transport voice and data over wavelengths of light; Foundry Networks, a maker of Internet switches and routers; and Vitesse Semiconductor Corporation, a high-speed chip maker. We view Nortel's problems as short-term in nature and still see the company as a leading supplier of high-growth network equipment, with a strong management team.
   Despite third quarter results that greatly exceeded expectations, GlobeSpan, the leading provider of integrated circuit, software, and systems designs for digital subscriber lines, was a victim of the tech sell-off.
   We continue to emphasize global companies that provide infra-structure software and telecommunications network equipment to power the Internet. We are also looking at opportunities overseas, such as Internet security firms in Israel; consumer entertainment software providers in Japan; and a software development firm in Europe. In the U.S., we like developers of digital imaging products.
   We still see the greatest growth opportunities in the volatile technology sector. Even though the Internet has had a major impact on the U.S. economy, it still has many more applications--particularly overseas.

PORTFOLIO MANAGER: AARON HARRIS

(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $9,442,138
OCTOBER 31, 2000

PORTFOLIO COMPOSITION
(Subject to Change)

                                   [PIEGRAPH]

Common Stock 81.0%
Repurchase Agreement 19.0%

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)*

          CLASS A              CLASS B                 INSTITUTIONAL
YEARS    W/O SC**   W/SC(1)   W/O SC**    W/SC(2)      SERVICE CLASS(3)
--------------------------------------------------------------------------------
Life*      11.10%   4.71%      10.80%     5.80%        11.20%
--------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
 *  Fund commenced operations on June 30, 2000.
**  These returns do not reflect the effects of a sales charge.
(1) A 5.75% front-end sales charge was deducted.
(2) A 5.00% contingent deferred sales charge (CDSC) was deducted.
    The CDSC declines to 0% after 6 years.
(3) Not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

FUND PERFORMANCE

                                  [LINEGRAPH]

              Class A         Class B      Institutional Service Class       Morgan Stanley High Tech    CPI
6/30/00      $ 9425           $10000                $10000                           $10000            $10000
10/31/00     $10471           $10580                $11120                           $ 9136            $10113

Comparative performance of $10,000 invested in the Gartmore Global Technology and Communications Fund, Morgan Stanley High-Tech 35 Index (Morgan Stanley High-Tech)(b), and the Consumer Price Index (CPI)(c) since inception. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The Morgan Stanley High-Tech is an equal dollar-weighted index of 35 stocks in nine different technology subsectors.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

                                 7 NATIONWIDE

STATEMENT OF INVESTMENTS

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

SHARES       SECURITY                                           VALUE
COMMON STOCK  (87.6%)
--------------------------------------------------------------------------------
CANADA  (3.4%)

           TELECOM EQUIPMENT  (3.4%)
     6,431 Nortel Networks Corp. ADR                           $292,611
                                                               --------

--------------------------------------------------------------------------------
FRANCE  (1.2%)

           TELECOM EQUIPMENT  (1.2%)
       600 Alcatel                                               36,567
     1,150 Alcatel SA  ADR                                       71,732
                                                               --------
           TOTAL FRANCE                                         108,299
                                                               --------

--------------------------------------------------------------------------------
JAPAN (3.8%)

           COMPUTER SOFTWARE (0.8%)
       800 Konami Co. Ltd.                                       67,408
                                                               --------

           COMPUTERS - INTEGRATED SYSTEMS (3.0%)
       600 ITOCHU TECHNO-SCIENCE Corp.                          142,545
         4 Net One Systems Co., Ltd.                            118,696
                                                               --------
                                                                261,241
                                                               --------
           TOTAL JAPAN                                          328,649
                                                               --------

--------------------------------------------------------------------------------
SINGAPORE (1.3%)

           TELECOM EQUIPMENT  (1.3%)
    17,200 Datacraft Asia Ltd.                                  117,820
                                                               --------

--------------------------------------------------------------------------------
UNITED KINGDOM  (8.2%)

           DATA PROCESSING & REPRODUCTION  (1.9%)
     3,200 Autonomy Corp. PLC*                                  163,566
                                                               --------

           INTERNET SECURITY  (0.6%)
     9,000 nCipher PLC*                                          51,622
                                                               --------

           NETWORKING  (2.7%)
     8,700 Dimensions Data Holdings PLC*                         76,305
    48,100 Redbus Interhouse PLC*                               162,392
                                                               --------
                                                                238,697
                                                               --------

           TELECOM EQUIPMENT  (3.0%)
    11,900 Marconi PLC                                          150,336
    11,750 Spirent PLC                                          109,027
                                                               --------
                                                                259,363
                                                               --------
           TOTAL UNITED KINGDOM                                 713,248
                                                               --------

--------------------------------------------------------------------------------
UNITED STATES  (69.7%)

           APPLICATIONS SOFTWARE  (4.3%)
       600 Rational Sotware Corp.*                               35,813
     1,800 Resonate, Inc.*                                       76,275
     2,500 Siebel Systems, Inc.*                                262,343
                                                               --------
                                                                374,431
                                                               --------

           BUSINESS-TO-BUSINESS / E COMMERCE (3.7%)
       600 Ariba, Inc.*                                          75,825
     2,200 Commerce One, Inc.*                                  141,213
       600 i2 Technologies, Inc.*                               102,000
                                                               --------
                                                                319,038
                                                               --------

SHARES            SECURITY                                       VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
UNITED STATES  (CONTINUED)

       CIRCUIT BOARDS  (2.3%)
 2,150 DDi Corp.*                                              $ 85,866
 2,450 Merix Corp.*                                             114,423
                                                               --------
                                                                200,289
                                                               --------

       COMPUTER  (5.6%)
 8,400 Apple Computer, Inc.*                                    164,325
 5,400 Compaq Computer Corp.                                    164,214
 1,450 Sun Microsystems, Inc.*                                  160,769
                                                               --------
                                                                489,308
                                                               --------

       COMPUTER HARDWARE  (4.8%)
 1,650 EMC Corp.*                                               146,953
 2,000 SanDisk Corp.*                                           107,469
 1,150 VERITAS Software Corp.*                                  162,168
                                                               --------
                                                                416,590
                                                               --------
       COMPUTER SOFTWARE  (0.9%)
 1,600 Packeteer, Inc.*                                          39,800
   800 Quest Software, Inc.*                                     34,950
                                                               --------
                                                                 74,750
                                                               --------

       COMPUTERS - INTEGRATED SYSTEMS  (1.5%)
   300 Brocade Communications Systems, Inc.*                     68,213
   750 McDATA Corp.*                                             62,520
                                                               --------
                                                                130,733
                                                               --------

       DISTRIBUTION  (0.1%)
   300 Owens & Minor, Inc.                                        4,538
                                                               --------

       ELECTRONIC COMPONENTS / INSTRUMENTS  (9.3%)
 1,350 Applied Micro Circuits Corp.*                            103,106
   800 Broadcom Corp.*                                          177,899
 6,800 Flextronics International Ltd.*                          258,399
 1,300 Orbotech Ltd.*                                            68,819
   550 PMC-Sierra, Inc.*                                         93,225
 1,050 Sanmina Corp.*                                           120,028
                                                               --------
                                                                821,476
                                                               --------

       ENTERPRISE SOFTWARE  (7.8%)
 2,000 BEA Systems, Inc.*                                       143,500
11,800 Brio Technology, Inc.*                                    96,613
 1,500 Manugistics Group, Inc.*                                 170,905
 6,200 PeopleSoft, Inc.*                                        270,571
                                                               --------
                                                                681,589
                                                               --------

       INTERNET APPLICATIONS SOFTWARE  (2.8%)
 8,100 BroadVision, Inc.*                                       240,974
                                                               --------

       INTERNET SECURITY  (3.4%)
 1,900 Check Point Software Technologies Ltd.*                  300,912
                                                               --------

       INTERNET SERVICES / SOFTWARE  (0.4%)
   600 Inktomi Corp.*                                            38,063
                                                               --------

       NETWORKING PRODUCTS  (9.1%)
 1,200 Cobalt Networks, Inc.*                                    66,150
   900 Emulex Corp.*                                            132,188
 1,650 Extreme Networks, Inc.*                                  136,847
 3,400 Foundry Networks, Inc.*                                  225,887
 1,250 Juniper Networks, Inc.*                                  243,749
                                                               --------
                                                                804,821
                                                               --------

                                   CONTINUED

                                  8 NATIONWIDE

                                                                         [PHOTO]
STATEMENT OF INVESTMENTS

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

SHARES            SECURITY                                        VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
UNITED STATES  (CONTINUED)

           SEMICONDUCTORS & RELATED SERVICES  (3.3%)
     1,850 GlobeSpan, Inc.*                                    $  142,334
     2,200 Linear Technology Corp.                                142,038
                                                               ----------
                                                                  284,372
                                                               ----------

           TELECOM EQUIPMENT  (8.5%)
     1,500 Avanex Corp.*                                          152,344
     1,225 CIENA Corp.*                                           128,778
     2,050 Corning, Inc.                                          156,825
       800 Corvis Corp.*                                           52,500
       800 Cosine Communications, Inc.*                            26,450
     2,600 Finisar Corp.*                                          74,913
       450 SDL, Inc.*                                             116,663
       550 Sycamore Networks, Inc.*                                34,788
                                                               ----------
                                                                  743,261
                                                               ----------

           WIRELESS EQUIPMENT  (1.9%)
     3,050 Palm, Inc.*                                            163,366
                                                               ----------
           TOTAL UNITED STATES                                  6,088,511
                                                               ----------
TOTAL COMMON STOCK (cost $7,759,255)                            7,649,138
                                                               ----------


PRINCIPAL         SECURITY                    VALUE
REPURCHASE AGREEMENT  (20.5%)
--------------------------------------------------------------------------------
UNITED STATES

$1,793,000 Fifth Third Bank 6.35%, 10/31/00, matures
           11/1/00, Collateralized by $1,879,633
           FHARM #786905, 6.38%, 10/1/29,
           market value $1,828,860

TOTAL REPURCHASE AGREEMENT (cost $1,793,000)                    1,793,000
                                                               ----------

TOTAL INVESTMENTS (cost $9,552,255)                            $9,442,138
                                                               ==========

--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
       ADR American Depository Receipt
     FHARM Federal Home Adjustable Rate Mortgage
           (Federal Housing Administration)
       PLC Public Limited Company
        SA Societe Anonyme (French corporation)


* DENOTES A NON-INCOME PRODUCING SECURITY.

COST FOR FEDERAL INCOME TAX PURPOSES: $9,632,786.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $8,731,533.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                  9 NATIONWIDE

GARTMORE FUNDS
--------------------------------------------------------------------------------

GARTMORE EMERGING MARKETS FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

   For the two months ended October 31, 2000, the Gartmore Emerging Markets Fund returned -18.81%(a) versus -16.34% for the S&P/IFC Investables Index (S&P/IFC). The Fund commenced operations on August 30, 2000.
   Returns from regional and country selections were broadly neutral over the period, while stock selection detracted from performance. In particular, the Fund's emphasis on technology and telecommunications stocks hurt overall performance, particularly in Asia and Latin America.
   Ambev, a Brazilian beverage company, was the Fund's top performing stock during the period. Ambev is currently the world's fourth largest beverage company, following the merger of Brazilian beverage companies Brahma and Antarctica. The stock's positive performance over the period reflected the combined strength of the two companies--in market presence, earnings growth potential, and anticipated post-merger operational savings.
   Asia Info, a Chinese stock, was the portfolio's worst performer, hurt by generally poor sentiment towards information technology companies.
   Among the Fund's five largest holdings, Taiwan Semiconductor and Samsung Electronics fell sharply, hurt by the general sell-off in technology stocks. On the other hand, SK Telecom and Korea Telecom rose relative to the Index, although declined in absolute terms. Both companies are leaders in their respective markets and benefited from price rebounds and positive analyst reviews. Carso Global Telecom also fell in absolute terms, although it outperformed the S&P/IFC. The company dominates fixed-line and wireless telecom services and Internet access in the fast-growing Mexican market.
   During the period, we bought AMMB holdings, a key addition to the Portfolio. As one of Malaysia's leading financial holding companies, AMMB is expected to post strong earnings over the next 12 months and to benefit from consolidation across the sector. We sold Dimension Data, a South African telecom and network services holding company. Dimension Data performed extremely well relative to its local South African market and the emerging markets' technology sector. It moved its primary listing to London, entering the FTSE 100 in the process. This resulted in a re-rating of the security, which is now fully valued. The funds from the sale were used to purchase additional shares of Taiwan Semiconductor Manufacturing and Samsung Electronics.
   These major buy and sell transactions contributed to a decline in the Fund's exposure to South Africa and to an increase in its exposure to Pacific Rim countries. Relative to the S&P/IFC, the Fund is currently overweighted in the Pacific Rim and Latin America, and is underweighted in Emerging Europe.

PORTFOLIO MANAGER: GARTMORE GLOBAL PARTNERS-SUBADVISER

(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $4,059,140
OCTOBER 31, 2000

PORTFOLIO COMPOSITION
(Subject to Change)

                                   [PIEGRAPH]

Repurchase Agreement 3.8%
Common Stock 96.2%

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)*


          CLASS A                CLASS B               INSTITUTIONAL
YEARS     W/O SC**    W/SC(1)    W/O SC**   W/SC(2)    SERVICE CLASS(3)
--------------------------------------------------------------------------------
  Life*    -18.81%   -23.48%     -18.95%   -23.00%     -18.79%
--------------------------------------------------------------------------------
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
  *   Fund commenced operations on August 30, 2000.
 **   These returns do not reflect the effects of sales charge.
 (1)  A 5.75% front-end sales charge was deducted.
 (2)  A 5.00% contingent deferred sales charge (CDSC) was deducted.
      The CDSC declines to 0% after 6 years.
 (3)  Not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

FUND PERFORMANCE

                                  [LINEGRAPH]

               Class A      Class B   Institutional Service Class       S&P/IFC          CPI
8/30/00         $9425       $10000            $10000                     $10000         $10000
10/31/00        $7652       $ 7700            $ 8121                     $ 8366         $10084

Comparative performance of $10,000 invested in the Gartmore
Emerging Markets Fund, S&P/IFC Investables Index (S&P/IFC)(b), and the Consumer Price Index (CPI)(c) since inception. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The S&P/IFC Investable Indices aim to represent the performance of the stocks in emerging stock markets that are available to foreign institutional investors.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                 10 NATIONWIDE

STATEMENT OF INVESTMENTS GARTMORE EMERGING MARKETS FUND             [PHOTO]
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

SHARES        SECURITY                                           VALUE
COMMON STOCK  (95.9%)
--------------------------------------------------------------------------------
ARGENTINA  (1.6%)

           FINANCIAL SERVICES  (1.2%)
     3,500 Grupo Financiero Galicia SA ADR*                    $ 50,968
                                                               --------

           INVESTMENT COMPANY  (0.4%)
     1,100 Perez Companc SA ADR                                  15,813
                                                               --------
           TOTAL ARGENTINA                                       66,781
                                                               --------

--------------------------------------------------------------------------------
BRAZIL  (15.2%)

           BANKING  (2.3%)
    15,000 Banco Bradesco SA ADR                                 95,499
                                                               --------

           BEVERAGES  (1.4%)
     2,500 Companhia de Bebidas das Americas ADR                 56,406
                                                               --------

           MINING  (2.3%)
     4,000 Cia Vale Do Rio Doce ADR                              93,500
                                                               --------

           OIL & GAS  (1.3%)
     2,000 Petroleo Brasileiro SA ADR                            53,039
                                                               --------

           RETAIL  (1.7%)
     2,000 Companhia Brasileira de Distribuicao
              Grupo Pao de Acucar ADR                            71,250
                                                               --------

           TELECOMMUNICATIONS  (6.2%)
     1,000 Brasil Telecom Participacoes SA ADR                   54,188
     2,400 Embratel Participacoes SA ADR                         38,850
     5,000 Tele Norte Leste Participacoes SA ADR                110,624
     1,500 Telesp Celular Participacoes SA ADR                   47,438
                                                               --------
                                                                251,100
                                                               --------
           TOTAL BRAZIL                                         620,794
                                                               --------

--------------------------------------------------------------------------------
CHINA  (1.2%)

           INTERNET  (1.2%)
     4,000 AsiaInfo Holdings, Inc.*                              48,500
                                                               --------

--------------------------------------------------------------------------------
GREECE  (1.4%)

           TELECOMMUNICATIONS  (1.4%)
     3,887 STET Hellas Telecommunications SA ADR*                56,362
                                                               --------

--------------------------------------------------------------------------------
HONG KONG  (7.6%)

           BANKING  (1.4%)
     4,000 HSBC Holdings PLC                                     55,649
                                                               --------

           PETROLEUM  (1.1%)
     2,200 China Petroleum and Chemical Corp. ADR*               43,175
                                                               --------

           REAL ESTATE  (4.0%)
     7,000 Cheung Kong Holdings Ltd.                             77,415
     7,000 Hutchison Whampoa Ltd.                                86,840
                                                               --------
                                                                164,255
                                                               --------

           TELECOMMUNICATIONS  (1.1%)
     1,500 China Mobile (Hong Kong) Ltd. ADR*                    45,938
                                                               --------
           TOTAL HONG KONG                                      309,017
                                                               --------

SHARES            SECURITY                    VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
HUNGARY  (3.2%)

           PHARMACEUTICALS  (2.0%)
     1,700 Gedeon Richter Rt. GDR                              $ 82,587
                                                               --------

           TELECOMMUNICATIONS  (1.2%)
     2,000 Magyar Tavkozlesi Rt. ADR                             47,000
                                                               --------
           TOTAL HUNGARY                                        129,587
                                                               --------

--------------------------------------------------------------------------------
INDIA  (4.6%)

           FINANCIAL SERVICES  (2.8%)
    12,000 ICICI Ltd. ADR                                       113,249
                                                               --------

           INTERNET  (0.6%)
     3,000 Satyam Infoway Ltd. ADR*                              23,438
                                                               --------

           TEXTILE MANUFACTURING  (1.2%)
     4,000 Reliance Industries Ltd. GDR                          51,784
                                                               --------
           TOTAL INDIA                                          188,471
                                                               --------

--------------------------------------------------------------------------------
ISRAEL  (0.7%)

           SEMICONDUCTORS  (0.7%)
     7,000 Tioga Technologies Ltd.*                              28,875
                                                               --------

KOREA  (17.1%)

           AUTOMOBILE  (2.1%)
    15,000 Hyundai Motor Co. Ltd. GDR                            85,718
                                                               --------

           BANKING  (2.2%)
     4,500 Shinhan Bank GDR                                      90,201
                                                               --------

           SEMICONDUCTORS  (5.7%)
    20,000 LG Electronics Inc. GDR                               76,500
     4,700 Samsung Electronics GDR                              155,100
                                                               --------
                                                                231,600
                                                               --------

           TELECOMMUNICATIONS  (7.1%)
     3,400 Korea Telecom Corp. ADR                              125,375
     6,300 SK Telecom Co. Ltd. ADR                              157,893
                                                               --------
                                                                283,268
                                                               --------
           TOTAL KOREA                                          690,787
                                                               --------

--------------------------------------------------------------------------------
MALAYSIA  (1.1%)

           BANKING  (1.1%)
    41,000 AMMB Holdings Berhad                                  45,965
                                                               --------

--------------------------------------------------------------------------------
MEXICO  (17.8%)

           CABLE TV/PROGRAMMING  (3.1%)
       500 Grupo Televisa SA GDR*                                27,063
     8,000 TV Azteca SA de CV ADR                               100,000
                                                               --------
                                                                127,063
                                                               --------

           DIVERSIFIED  (2.8%)
    10,000 Grupo Carso SA de CV ADR*                             62,904
     5,000 Grupo IMSA SA de CV ADR                               50,938
                                                               --------
                                                                113,842
                                                               --------
           HOUSING  (1.1%)
     3,300 Consorcio ARA SA de CV ADR                            45,861
                                                               --------

                                   CONTINUED

                                 11 NATIONWIDE

STATEMENT OF INVESTMENTS GARTMORE EMERGING MARKETS FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

SHARES        SECURITY                                          VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
MEXICO (CONTINUED)

           RETAIL  (4.7%)
     8,000 Grupo Elektra SA de CV ADR                          $ 82,500
     4,500 Wal-Mart de Mexico SA de CV ADR*                     108,383
                                                               --------
                                                                190,883
                                                               --------

           TELECOMMUNICATIONS  (6.1%)
    40,000 Carso Global Telecom ADR*                            179,307
     5,000 Grupo Iusacell SA de CV ADR*                          65,000
                                                               --------
                                                                244,307
                                                               --------
           TOTAL MEXICO                                         721,956
                                                               --------

--------------------------------------------------------------------------------
POLAND  (3.2%)

           PETROLEUM  (1.1%)
     6,000 Polski Koncern Naftowy Orlen SA GDR                   45,971
                                                               --------

           PRINTING & PUBLISHING  (0.9%)
     2,000 Agora SA GDR*                                         36,588
                                                               --------

           TELECOMMUNICATIONS  (1.2%)
    10,000 Telekomunikacja Polska SA GDR                         49,286
                                                               --------
           TOTAL POLAND                                         131,845
                                                               --------

--------------------------------------------------------------------------------
RUSSIA  (2.5%)

           OIL & GAS  (2.5%)
    10,000 AO Tatneft ADR                                       103,750
                                                               --------

--------------------------------------------------------------------------------
SOUTH AFRICA  (4.0%)

           BANKING  (1.4%)
     3,000 Nedcor Ltd.                                           56,360
                                                               --------

           MINING  (2.6%)
     1,300 Anglo American Platinum Corp. Ltd.                    50,738
     2,000 De Beers                                              55,037
                                                               --------
                                                                105,775
                                                               --------
           TOTAL SOUTH AFRICA                                   162,135
                                                               --------

--------------------------------------------------------------------------------
TAIWAN  (10.9%)

           COMPUTER HARDWARE  (2.5%)
     8,100 Acer Communications & Multimedia, Inc.
              GDR                                                52,448
     9,000 Asustek Computer, Inc. GDR                            49,275
                                                               --------
                                                                101,723
                                                               --------

           ELECTRONIC EQUIPMENT  (6.8%)
     8,000 Hon Hai Precision Industry Co. Ltd. GDR               92,200
     8,100 Taiwan Semiconductor Manufacturing
              Co. Ltd. ADR*                                     183,768
                                                               --------
                                                                275,968
                                                               --------

           SEMICONDUCTORS  (1.6%)
     5,500 Advanced Semiconducting Engineering
              Inc. ADR*                                          33,344
     8,300 Siliconware Precision Industries Co. ADR*             33,200
                                                               --------
                                                                 66,544
                                                               --------
           TOTAL TAIWAN                                         444,235
                                                               --------

SHARES       SECURITY                                            VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
TURKEY  (3.8%)

           BANKING  (2.7%)
13,000,000 Yapi ve Kredi Bankasi AS*                           $  112,330
                                                               ----------

           TELECOMMUNICATIONS  (1.1%)
     4,000 Turkcell Iletisim Hizmetleri AS ADR*                    43,750
                                                               ----------
           TOTAL TURKEY                                           156,080
                                                               ----------

TOTAL COMMON STOCK (cost $4,784,342)                            3,905,140
                                                               ----------




PRINCIPAL       SECURITY                                         VALUE
REPURCHASE AGREEMENT  (3.8%)
--------------------------------------------------------------------------------
UNITED STATES

  $154,000 Fifth Third Bank 6.35%, 10/31/00, matures
           11/01/00, Collateralized by $152,444.47
           FHAR Pool # 350161, 8.25%, 06/02/21,
           market value $157,080

TOTAL REPURCHASE AGREEMENT (cost $154,000)                        154,000
                                                               ----------


TOTAL INVESTMENTS (cost $4,938,342)                            $4,059,140
                                                               ==========

--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
       ADR American Depository Receipt
        AS Limited
        CV Convertible
      FHAR Federal Home Adjustable Rate Mortgage
           (Federal Housing Administration)
       GDR Global Depository Receipt
       PLC Public Limited Company (British or Irish)
        SA Sociedad Anonima (Spanish or Greek corporation)

* DENOTES A NON-INCOME PRODUCING SECURITY.

COST FOR FEDERAL INCOME TAX PURPOSES:  $4,947,410.

SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN AT THE U.S. DOLLAR COST AND VALUE.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $4,072,425.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 12 NATIONWIDE

                                                                         [PHOTO]
GARTMORE FUNDS
--------------------------------------------------------------------------------

GARTMORE INTERNATIONAL GROWTH FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

   For the two-month period ended Oct. 31, 2000, the Gartmore International Growth Fund returned -11.40%(a) versus -8.69% for the MSCI AC World Ex US Index, the benchmark index. The Fund commenced operations on August 30, 2000.
   Regional asset allocation had a mildly positive effect on the portfolio, while the Fund's emphasis on growth stocks detracted from Fund performance. The MSCI AC World ex US Growth Index underperformed its value counterpart by 8.5% over the two-month period. An overweight position in Europe contributed positively to overall return, but elsewhere, regional asset allocation made little or no impact. In general, our stock selection detracted from performance, particularly in the information technology, consumer discretionary and telecom sectors. However, holdings in the health care and consumer staples sectors, as well as stock selection in Canadian issues, added value.
   The Fund's top performing stock was UK's Photo-Me International. The company, purchased in late September, supplies photo booths in more than 25 countries. Photo-Me's share price rose after it announced a contract with Kodak to supply digital booths in Asia. The Fund's worst performing stock was Samsung Electronics. Samsung's sliding share price reflected the sensitivity of Asian companies to a slowdown in global (primarily U.S.) demand for electronic goods and components.
   Of the Fund's largest five holdings, Vodafone rose relative to the Index, buoyed by the purchase of a stake in China Telecom. Royal Dutch Petroleum, Total Fina Elf and BP Amoco rose relative to the Index; however, in U.S. dollar terms, all three companies produced negative absolute returns as tensions eased in the Middle East and oil prices declined. Nippon Telegraph & Telephone's stock price fell relative to the Index on disappointing demand following a partial sale of the Japanese government's stake in the company. The telecom giant also suffered from negative news flow.
   During the period, the Fund substantially reduced exposure to technology companies relative to the Index, although it continued to emphasize high-growth sub-sectors, such as electronic equipment, IT consulting and services, Internet software and services, semiconductor equipment and products, and software. Exposure to the telecom sector was also reduced, while exposure to financials, oil and gas, consumer discretionary and consumer staples stocks was increased relative to the Index. Overall, the Fund ended the period overweighted in the consumer, energy, financials and information technology sectors, and underweighted in the health care, industrials, materials, telecoms and utilities sectors. At a regional level, we maintained an overweight position in Europe.
   Going forward, the Fund will continue to emphasize strong franchise growth stocks. At this point, we do not anticipate changes to our regional asset allocation strategy.

PORTFOLIO MANAGER: GARTMORE GLOBAL PARTNERS-SUBADVISER

(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $8,875,464
OCTOBER 31, 2000

PORTFOLIO COMPOSITION
(Subject to Change)

                                   [PIEGRAPH]

Repurchase Agreement 3.4%
Common Stock 96.6%

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)*

         CLASS A             CLASS B               INSTITUTIONAL
YEARS    W/O SC**  W/SC(1)   W/O SC   **W/SC(2)    SERVICE CLASS(3)
--------------------------------------------------------------------------------
  Life*  -11.40%   -16.49%   -11.50%  -15.93%      -11.40%
--------------------------------------------------------------------------------
 All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
  * Fund commenced operations on August 30, 2000. ** These returns do not reflect the effects of sales charge.
 (1)   A 5.75% front-end sales charge was deducted.
 (2)   A 5.00% contingent deferred sales charge (CDSC) was deducted.
       The CDSC declines to 0% after 6 years.
 (3)   Not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

FUND PERFORMANCE

                                  [LINEGRAPH]


                                                                      MSCI AC World
              Class A       Class B    Institutional Service Class      EX U.S.TR          CPI
8/30/00        $9425         $10000            $10000                    $10000           $10000
10/31/00       $8351         $ 8408            $ 8860                    $ 9131           $10084

Comparative performance of $10,000 invested in Gartmore
International Growth Fund, Morgan Stanley Capital International All Country World ex U.S. Index (MSCI AC World ex U.S.)(b), and the Consumer Price Index
(CPI)(c) since inception. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The MSCI AC World ex U.S. is an index that contains companies that are replicas of their local markets not including any securities in the United States.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.



                                 13 NATIONWIDE

STATEMENT OF INVESTMENTS GARTMORE INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

SHARES       SECURITY                                           VALUE
COMMON STOCK (96.6%)
--------------------------------------------------------------------------------
AUSTRALIA  (1.7%)

           BANKING  (0.6%)
     3,700 Commonwealth Bank of Australia                      $ 55,041
                                                               --------

           MULTI-MEDIA  (0.8%)
     6,000 News Corp. Ltd.                                       62,739
                                                               --------

           TRANSPORTATION  (0.3%)
    15,000 Qantas Airways Ltd.                                   30,157
                                                               --------
           TOTAL AUSTRALIA                                      147,937
                                                               --------

--------------------------------------------------------------------------------
BRAZIL  (0.9%)

           MINING  (0.6%)
     2,100 Companhia Vale do Rio Doce ADR                        49,088
                                                               --------

           TELECOMMUNICATIONS  (0.3%)
     1,200 Tele Norte Leste Participacoes SA ADR                 26,550
                                                               --------
           TOTAL BRAZIL                                          75,638
                                                               --------

--------------------------------------------------------------------------------
CANADA  (3.4%)

           BANKING  (0.9%)
     2,400 Royal Bank Of Canada                                  75,902
                                                               --------

           DIVERSIFIED  (0.8%)
     4,800 Bombardier, Inc.                                      75,273
                                                               --------

           INSURANCE  (0.7%)
     2,800 Canada Life Financial Corp.                           65,268
                                                               --------

           TELECOMMUNICATIONS  (0.7%)
     2,200 BCE, Inc.                                             59,061
                                                               --------

           TELECOMMUNICATIONS EQUIPMENT
              MANUFACTURER  (0.3%)
       600 Nortel Networks Corp.                                 27,147
                                                               --------
           TOTAL CANADA                                         302,651
                                                               --------

--------------------------------------------------------------------------------
FINLAND  (1.2%)

           TELECOMMUNICATIONS EQUIPMENT
              MANUFACTURER  (1.2%)
     2,636 Nokia Oyj                                            108,346
                                                               --------

--------------------------------------------------------------------------------
FRANCE  (10.7%)

           BANKING  (1.5%)
     1,496 BNP Paribas SA                                       128,837
                                                               --------

           BUILDING & CONSTRUCTION  (1.0%)
     1,800 Bouygues SA                                           91,546
                                                               --------

           HEALTH & PERSONAL CARE  (1.6%)
     1,875 L'Oreal SA                                           143,039
                                                               --------

           LUXURY GOODS  (1.5%)
     2,700 Christian Dior SA                                    137,090
                                                               --------

           OIL & GAS  (2.4%)
     1,522 Total Fina Elf SA                                    217,513
                                                               --------

           PHARMACEUTICALS  (1.5%)
     1,800 Aventis SA                                           129,690
                                                               --------

SHARES       SECURITY                           VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
FRANCE  (CONTINUED)

           TELECOMMUNICATIONS  (1.2%)
     1,713 Alcatel                                             $104,400
                                                               --------
           TOTAL FRANCE                                         952,115
                                                               --------
--------------------------------------------------------------------------------
GERMANY  (6.8%)

           AUTOMOTIVE  (1.3%)
     3,500 Bayerische Motoren Werke AG                          115,704
                                                               --------

           BANKING  (0.9%)
       931 Deutsche Bank AG                                      76,548
                                                               --------

           COMPUTER SOFTWARE / SERVICES  (1.2%)
       526 Sap AG                                               106,338
                                                               --------

           DIVERSIFIED  (1.0%)
       688 Siemens AG                                            87,477
                                                               --------

           FINANCIAL SERVICES  (0.2%)
       259 AWD Holding AG*                                       15,148
                                                               --------

           INSURANCE  (1.5%)
       348 Ergo Versicherungs Gruppe AG                          48,082
       300 Muenchener Rueckversucherungs
              Gesellschaft AG                                    94,597
                                                               --------
                                                                142,679
                                                               --------

           INVESTMENT COMPANY  (0.7%)
       837 Tecis Holding AG                                      60,448
                                                               --------
           TOTAL GERMANY                                        604,342
                                                               --------

--------------------------------------------------------------------------------
HONG KONG  (2.5%)

           BANKING  (0.8%)
     5,000 HSBC Holdings PLC**                                   69,562
                                                               --------

           CHEMICALS  (0.3%)
     1,200 China Petroleum & Chemical Corp. ADR*                 23,550
                                                               --------

           DIVERSIFIED  (1.1%)
     8,000 Hutchison Whampoa Ltd.                                99,245
                                                               --------

           TRANSPORTATION  (0.3%)
    20,000 MTR Corp. Ltd.*                                       29,620
                                                               --------
           TOTAL HONG KONG                                      221,977
                                                               --------

--------------------------------------------------------------------------------
IRELAND  (1.2%)

           PHARMACEUTICALS  (1.2%)
     2,000 Elan Corp. PLC ADR*                                  103,875
                                                               --------

--------------------------------------------------------------------------------
ITALY  (3.4%)

           INSURANCE  (0.9%)
     6,398 Riunione Adriatica di Sicurta SpA                     83,897
                                                               --------

           INVESTMENT COMPANY  (1.1%)
     6,597 Banca Fideuram SpA                                   101,326
                                                               --------

           TELECOMMUNICATIONS  (1.4%)
    14,000 Telecom Italia Mobile SpA                            118,908
                                                               --------
           TOTAL ITALY                                          304,131
                                                               --------

                                   CONTINUED

                                 14 NATIONWIDE

                                                                         [PHOTO]
STATEMENT OF INVESTMENTS GARTMORE INTERNATIONAL GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

SHARES            SECURITY                    VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
JAPAN  (20.2%)

           AUTOMOTIVE  (1.5%)
     9,000 Nissan Motor Co. Ltd.                               $   61,739
     1,900 Toyota Motor Corp.                                      75,870
                                                               ----------
                                                                  137,609
                                                               ----------

           BANKING  (1.6%)
        18 Mizuho Holdings, Inc.*                                 138,314
                                                               ----------

           CHEMICALS  (0.6%)
     8,000 Asahi Chemical Industry Co. Ltd.                        49,530
                                                               ----------

           COMPUTER SOFTWARE / SERVICES  (1.8%)
     1,400 Capcom Co. Ltd.                                         54,494
       500 Fujitsu Support & Service, Inc.                         60,722
       500 Trend Micro, Inc.*                                      47,167
                                                               ----------
                                                                  162,383
                                                               ----------

           ELECTRONICS  (3.7%)
     4,000 Matsushita Electric Industrial Co. Ltd.                116,132
     3,000 NEC Corp.                                               57,150
       100 Rohm Co. Ltd.                                           25,195
     7,000 Sharp Corp.                                             89,114
       500 Sony Corp.                                              39,932
                                                               ----------
                                                                  327,523
                                                               ----------

           FINANCIAL SERVICES  (1.9%)
       800 Orix Corp.                                              83,893
     4,000 The Nomura Securities Co. Ltd.                          84,809
                                                               ----------
                                                                  168,702
                                                               ----------

           HEALTH & PERSONAL CARE  (0.7%)
     2,000 Kao Corp.                                               59,898
                                                               ----------

           INDUSTRIAL  (0.9%)
    11,000 NSK Ltd.                                                79,186
                                                               ----------

           MATERIALS  (0.9%)
    28,000 Mitsubishi Materials Corp.                              82,318
                                                               ----------

           PHARMACEUTICALS  (1.5%)
     2,000 Takeda Chemical Industries Ltd.                        131,702
                                                               ----------

           PRINTING  (0.7%)
     4,000 Dai Nippon Printing Co. Ltd.                            62,645
                                                               ----------

           RETAIL  (0.6%)
     1,800 Sunkus & Associates, Inc.                               53,578
                                                               ----------

           SERVICES  (0.4%)
       500 Secom Co. Ltd.                                          35,627
                                                               ----------

           TELECOMMUNICATIONS  (2.0%)
        20 Nippon Telegraph & Telephone Corp.                     181,891
                                                               ----------

           TRADING CO.  (0.9%)
    33,000 Marubeni Corp.*                                         77,070
                                                               ----------

           TRANSPORTATION  (0.5%)
         7 East Japan Railway Co.                                  40,197
                                                               ----------
           TOTAL JAPAN                                          1,788,173
                                                               ----------

--------------------------------------------------------------------------------
KOREA  (1.3%)

           AUTOMOTIVE  (0.2%)
     3,800 Hyundai Motor Co. Ltd. GDR                              21,715
                                                               ----------

           ELECTRONICS  (0.4%)
       450 Samsung Electronics GDR **                              33,188
                                                               ----------


SHARES       SECURITY                    VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
KOREA  (CONTINUED)

           TELECOMMUNICATIONS  (0.7%)
     2,300 SK Telecom Co. Ltd. ADR                             $ 57,643
                                                               --------
           TOTAL KOREA                                          112,546
                                                               --------

--------------------------------------------------------------------------------
MEXICO  (1.5%)

           MULTI-MEDIA  (0.4%)
       600 Grupo Televisa SA GDR*                                32,475
                                                               --------

           RETAIL  (0.6%)
     2,400 Wal-Mart de Mexico de CV SA ADR*                      57,804
                                                               --------

           TELECOMMUNICATIONS  (0.5%)
       800 Telefonos De Mexico  SA de CV ADR                     43,150
                                                               --------
           TOTAL MEXICO                                         133,429
                                                               --------

--------------------------------------------------------------------------------
NETHERLANDS  (9.7%)

           BANKING  (1.0%)
     3,717 ABN AMRO Holding NV                                   86,014
                                                               --------

           CHEMICALS  (1.3%)
     2,500 Akzo Nobel NV                                        113,690
                                                               --------

           FINANCIAL SERVICES  (0.9%)
     2,744 Fortis NV                                             83,734
                                                               --------

           FOOD & BEVERAGE  (2.7%)
     2,383 Heineken NV                                          129,276
     4,000 Koninklijke Ahold NV                                 116,060
                                                               --------
                                                                245,336
                                                               --------

           LUXURY GOODS  (1.2%)
     1,100 Gucci Group                                          107,227
                                                               --------

           OIL & GAS  (2.1%)
     3,078 Royal Dutch Petroleum Co.                            182,346
                                                               --------

           SEMICONDUCTOR MANUFACTURER  (0.5%)
     1,684 ASM Lithography Holding NV*                           45,978
                                                               --------
           TOTAL NETHERLANDS                                    864,325
                                                               --------

--------------------------------------------------------------------------------
RUSSIA  (0.2%)

           OIL & GAS  (0.2%)
       400 OAO Lukoil Holding ADR                                21,360
                                                               --------

--------------------------------------------------------------------------------
SINGAPORE  (1.2%)

           BANKING  (0.8%)
     6,000 DBS Group Holdings Ltd.                               70,751
                                                               --------

           MANUFACTURING  (0.4%)
     4,000 Venture Manufacturing Ltd.                            38,736
                                                               --------
           TOTAL SINGAPORE                                      109,487
                                                               --------

--------------------------------------------------------------------------------
SPAIN  (3.6%)

           BANKING  (1.2%)
    11,000 Banco Santander Central Hispano SA                   106,481
                                                               --------

           TELECOMMUNICATIONS  (1.8%)
     8,521 Telefonica SA*                                       162,296
                                                               --------

                                  CONTINUED

                                15 NATIONWIDE

STATEMENT OF INVESTMENTS GARTMORE INTERNATIONAL GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

SHARES       SECURITY                                          VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
SPAIN  (CONTINUED)

           UTILITIES  (0.6%)
     4,011 Iberdrola SA                                        $ 48,993
                                                               --------
           TOTAL SPAIN                                          317,770
                                                               --------

--------------------------------------------------------------------------------
SWEDEN  (1.0%)

           TELECOMMUNICATIONS EQUIPMENT
              MANUFACTURER  (1.0%)
     6,752 Telefonaktiebolaget LM Ericsson AB B shares           89,625
                                                               --------

--------------------------------------------------------------------------------
SWITZERLAND  (5.2%)

           BANKING  (1.5%)
       700 Credit Suisse Group                                  131,195
                                                               --------

           FOOD & BEVERAGE  (1.2%)
        52 Nestle SA                                            107,726
                                                               --------

           INSURANCE  (1.3%)
       230 Zurich Financial Services AG                         111,285
                                                               --------

           PHARMACEUTICALS  (1.2%)
        12 Roche Holding AG                                     109,583
                                                               --------
           TOTAL SWITZERLAND                                    459,789
                                                               --------

--------------------------------------------------------------------------------
TAIWAN  (1.0%)

           ELECTRONICS  (0.3%)
     3,500 Compal Electronics, Inc. GDR                          26,661
                                                               --------

           SEMICONDUCTORS  (0.7%)
     2,900 Taiwan Semiconductor Manufacturing Co. ADR*           65,794
                                                               --------
           TOTAL TAIWAN                                          92,455
                                                               --------

--------------------------------------------------------------------------------
UNITED KINGDOM  (19.9%)

           ADVERTISING / MARKETING  (1.5%)
     9,996 WPP Group PLC                                        134,266
                                                               --------

           BANKING  (2.6%)
     2,807 Barclays PLC                                          80,380
     6,500 Royal Bank of Scotland Group PLC                     146,016
                                                               --------
                                                                226,396
                                                               --------

           COMPUTER EQUIPMENT  (0.6%)
     7,163 Cedar Group PLC                                       56,480
                                                               --------

           COMPUTER SOFTWARE / SERVICES  (2.0%)
     1,167 Autonomy Corp. PLC*                                   58,565
     4,120 Logica PLC                                           121,986
                                                               --------
                                                                180,551
                                                               --------

           ELECTRONICS  (2.1%)
     9,844 ARM Holdings PLC*                                     97,203
     9,442 Spirent PLC                                           87,612
                                                               --------
                                                                184,815
                                                               --------

           FOOD & BEVERAGE  (1.2%)
    27,347 Tesco PLC                                            104,340
                                                               --------

           INVESTMENT COMPANY  (1.3%)
     5,056 Amvescap PLC                                         113,064
                                                               --------

           MULTI-MEDIA  (0.6%)
    25,844 Photo-Me International PLC                            51,789
                                                               --------

SHARES       SECURITY                                            VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM  (CONTINUED)

           OIL & GAS  (2.4%)
    25,000 BP Amoco PLC                                        $  212,188
                                                               ----------

           REAL ESTATE INVESTMENT / MANAGEMENT  (0.4%)
     7,416 Regus PLC*                                              33,733
                                                               ----------

           SERVICES  (1.1%)
    11,264 Granada Compass PLC*                                    97,157
                                                               ----------

           TELECOMMUNICATIONS  (4.1%)
     7,000 Cable & Wireless PLC                                    99,106
    64,989 Vodafone Group PLC                                     270,608
                                                               ----------
                                                                  369,714
                                                               ----------
           TOTAL UNITED KINGDOM                                 1,764,493
                                                               ----------

TOTAL COMMON STOCKS (cost $9,100,890)                           8,574,464
                                                               ----------




PRINCIPAL         SECURITY                    VALUE
REPURCHASE AGREEMENT  (3.4%)
--------------------------------------------------------------------------------
UNITED STATES

  $301,000 Fifth Third Bank, 6.35%, 10/31/00, matures
           11/01/00, Collateralized by $300,674 FHARM,
           8.50%, 12/01/22, market value
                                                               $  307,020

TOTAL REPURCHASE AGREEMENT (cost $301,000)                        301,000
                                                               ----------

TOTAL INVESTMENTS (cost $9,401,890)                            $8,875,464
                                                               ==========

--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following:
        AB Aktiebolag (Swedish stock company)
       ADR American Depository Receipt
        AG Aktiengesellschaft (Austrian, German, or Swiss stock
              companies)
        CV Convertible
     FHARM Federal Home Adjustable Rate Mortgage
           (Federal Housing Administration)
       GDR Global Depository Receipt
        NV Naamloze Vennootschap (Dutch corporation)
       Oyj Limited
       PLC Public Limited Company (British or Irish)
        SA Societe Anonyme (French or Swiss corporation)
        SA Sociedad Anonima (Spanish or Portuguese corporation)
       SpA Societa per Azioni (Italian corporation)

*  DENOTES A NON-INCOME PRODUCING SECURITY.

** REPRESENTS A RESTRICTED SECURITY ACQUIRED AND ELIGIBLE FOR RESALE UNDER
   RULE 144A, WHICH LIMITS THE RESALE TO CERTAIN QUALIFIED BUYERS. THESE SECURITIES WERE DEEMED LIQUID PURSUANT TO PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

COST FOR FEDERAL INCOME TAX PURPOSES:  $9,495,976.

SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN AT THE U.S. DOLLAR COST AND VALUE.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $8,878,078.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                 16 NATIONWIDE

                                                                         [PHOTO]
GARTMORE FUNDS
--------------------------------------------------------------------------------

GARTMORE GLOBAL LEADERS FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

   For the two-month period ended October 31, 2000, the Gartmore Global Leaders Fund returned -8.80%(a) versus -6.88% for the MSCI World Index, the benchmark index. The Fund commenced operations on August 30, 2000.
   Regional asset allocation added to Fund performance, while stock selection detracted from returns. In particular, information technology stocks reduced the Fund's performance. Within the technology sector, the Fund placed significant emphasis on software companies such as Veritas Software and Microsoft, which outperformed the benchmark. However, their positive contributions were not enough to offset the poor performance of other technology holdings, such as Cisco Systems, Lucent Technologies and Samsung Electronics.
   Portfolio holdings in the health care and consumer staples sectors contributed positively to performance--for example, American Home Products, Medtronic, Johnson & Johnson and Pfizer added value. Conversely, holdings in the consumer discretionary, industrials and telecommunications sectors posted disappointing returns and undercut overall portfolio value.
   During the period, the Fund's top performing security was Verizon Communications. In addition to its wireless business, Verizon benefited from its strong position as a local carrier within the New York metropolitan area. The portfolio's worst performer, Lucent Technologies, suffered from a series of earnings downgrades.
   Each of the Fund's five largest holdings outperformed the Index. General Electric's price was flat over the period, but rose relative to the Index. GE's relative strength reflected positive sentiment towards the company's strong growth and diversified operations (50% of which are financial), as well as a growing shortage of power turbine suppliers. Exxon Mobil benefited from firmer oil prices and strong management. Amvescap rose on positive news stemming from its acquisition of UK fund manager Perpetual. Microsoft and Pfizer fell slightly in absolute terms, but rose relative to the Index. Microsoft benefited from the US Supreme Court's decision to leave its antitrust case at the appeals level, while Pfizer's relative strength reflected an overall positive sentiment towards pharmaceuticals.
   The Fund's largest sector overweighting, information technology, was substantially reduced. As part of this reduction, we sold Sony. Sony suffers from delivery problems related to its key new product, PlayStation 2. On the other hand, the Fund added to its overweight position in the health care sector and increased exposure to financials, where we still remain underweighted. Hartford Financial Services was a key acquisition in this area as we believe the company stands to benefit from firmer rates within the insurance industry.
   On a regional basis, we maintain a small overweight position in Japan and in Emerging Markets. We feel these regions have the best overall potential for delivering unexpected earnings growth.

PORTFOLIO MANAGER: GARTMORE GLOBAL PARTNERS-SUBADVISER

(a) Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE $4,534,428
OCTOBER 31, 2000

PORTFOLIO COMPOSITION
(Subject to Change)

                                   [PIEGRAPH]

Repurchase Agreement 8.3%
Common Stock 91.7%

AVERAGE ANNUAL TOTAL RETURN
(For Period Ended October 31, 2000)*

        CLASS A                   CLASS B                INSTITUTIONAL
YEARS   W/O SC**     W/SC(1)      W/O SC**   W/SC(2)     SERVICE CLASS(3)
--------------------------------------------------------------------------------
  Life*   -8.80%     -14.04%      -8.90%     -13.46%     -8.80%
--------------------------------------------------------------------------------
All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
  *   Fund commenced operations on August 30, 2000.
 **   These returns do not reflect the effects of sales charge.
 (1)  A 5.75% front-end sales charge was deducted.
 (2)  A 5.00% contingent deferred sales charge (CDSC) was deducted.
      The CDSC declines to 0% after 6 years.
 (3)  Not subject to any sales charges.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

FUND PERFORMANCE

                                  [LINEGRAPH]

               Class A       Class B       Institutional Service Class         MSCI World             CPI
8/31/00        $9425         $10000                  $10000                       $10000           $10000
10/31/00       $8596         $ 8654                  $ 9120                       $ 9312           $10084

Comparative performance of $10,000 invested in Gartmore Global
Leaders Fund, the Morgan Stanley Capital International World Index (MSCI World)(b), and the Consumer Price Index (CPI)(c) since inception. Unlike our Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) The MSCI World is an index that has developing countries' securities and represents the local market of that security.
(c) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.



                                 17 NATIONWIDE

STATEMENT OF INVESTMENTS GARTMORE GLOBAL LEADERS FUND
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

SHARES        SECURITY                                           VALUE
COMMON STOCK  (90.8%)
--------------------------------------------------------------------------------
AUSTRALIA  (1.3%)
           MULTI-MEDIA  (1.3%)
     5,500 News Corp. Ltd.                                     $ 57,511
                                                               --------

--------------------------------------------------------------------------------
BRAZIL  (0.8%)

           TELECOMMUNICATIONS  (0.8%)
       700 Brasil Telecom Participacoes SA  ADR                  37,931
                                                               --------

--------------------------------------------------------------------------------
CANADA  (2.1%)

           MANUFACTURING  (0.6%)
     1,700 Bombardier, Inc.                                      26,659
                                                               --------

           OIL & GAS  (0.5%)
     1,100 Suncor Energy, Inc.                                   21,428
                                                               --------

           TELECOMMUNICATIONS  (1.0%)
     1,100 Nortel Networks Corp.                                 49,770
                                                               --------
           TOTAL CANADA                                          97,857
                                                               --------

--------------------------------------------------------------------------------
FRANCE  (4.6%)

           ELECTRONICS (0.7%)
       500 Alcatel SA                                            30,473
                                                               --------

           HEALTH & PERSONAL CARE  (1.0%)
       600 L'Oreal SA                                            45,773
                                                               --------

           OIL & GAS (0.9%)
       300 Total Fina Elf SA                                     42,874
                                                               --------

           PHARMACEUTICALS  (1.1%)
       700 Aventis SA                                            50,434
                                                               --------

           UTILITIES (0.9%)
       260 Suez Lyonnaise Des Eaux SA                            39,626
                                                               --------
           TOTAL FRANCE                                         209,180
                                                               --------

--------------------------------------------------------------------------------
GERMANY  (2.9%)

           COMPUTER SOFTWARE / SERVICES  (1.4%)
       400 SAP AG                                                65,404
                                                               --------

           INSURANCE  (1.5%)
       200 Allianz AG                                            67,897
                                                               --------
           TOTAL GERMANY                                        133,301
                                                               --------

--------------------------------------------------------------------------------
IRELAND  (2.7%)

           BANKING  (1.1%)
     6,400 Bank of Ireland                                       48,309
                                                               --------

           MANUFACTURING (0.8%)
     2,500 C.R.H. PLC                                            37,890
                                                               --------

           PHARMACEUTICALS  (0.8%)
       700 Elan Corp. Ltd. ADR*                                  36,356
                                                               --------
           TOTAL IRELAND                                        122,555
                                                               --------

--------------------------------------------------------------------------------
ITALY  (0.8%)

           TELECOMMUNICATIONS  (0.8%)
     4,500 Telecom Italia Mobile SpA                             38,220
                                                               --------

SHARES            SECURITY                                       VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
JAPAN  (12.0%)

           CHEMICALS  (2.7%)
    10,000 Asahi Chemical Industry Co. Ltd.                    $ 61,913
     1,000 Takeda Chemical Industries Ltd.                       65,850
                                                               --------
                                                                127,763
                                                               --------

           COMPUTER EQUIPMENT  (0.8%)
     2,000 Fujitsu Ltd.                                          35,609
                                                               --------

           ELECTRONICS  (3.3%)
       300 Kyocera Corp.                                         39,016
     2,000 Matsushita Electrical Industrial Co. Ltd.             58,066
     1,000 Nec Corp.                                             19,050
     3,000 Sharp Corp.                                           38,192
                                                               --------
                                                                154,324
                                                               --------

           FINANCIAL SERVICES  (1.4%)
     3,000 Nomura Securities Co.                                 63,607
                                                               --------

           MANUFACTURING  (0.8%)
     5,000 Nsk Ltd.                                              35,994
                                                               --------

           PHARMACEUTICALS  (1.0%)
     1,000 Yamanouchi Pharmaceutical Co. Ltd.                    45,244
                                                               --------

           SERVICES  (0.8%)
       500 Secom Co. Ltd.                                        35,627
                                                               --------

           TELECOMMUNICATIONS  (0.8%)
         4 Nippon Telegraph & Telephone Corp.                    36,378
                                                               --------

           TOYS  (0.4%)
       100 Nintendo Co. Ltd.                                     16,531
                                                               --------
           TOTAL JAPAN                                          551,077
                                                               --------

--------------------------------------------------------------------------------
NETHERLANDS  (4.2%)

           ELECTRONICS  (1.2%)
     1,400 Philips Electronics NV                                54,956
                                                               --------

           FOOD / BEVERAGE  (1.9%)
       800 Heineken NV                                           43,399
     1,600 Koninklijke Ahold AG                                  46,424
                                                               --------
                                                                 89,823
                                                               --------

           LUXURY GOODS  (1.1%)
       500 Gucci Group NV                                        48,740
                                                               --------
           TOTAL NETHERLANDS                                    193,519
                                                               --------

--------------------------------------------------------------------------------
SPAIN  (0.9%)

           TELECOMMUNICATIONS  (0.9%)
     2,200 Telefonica SA*                                        41,902
                                                               --------

--------------------------------------------------------------------------------
SWEDEN  (0.4%)

           TELECOMMUNICATIONS  (0.4%)
     1,400 Telefonaktiebolaget LM Ericsson AB                    18,583
                                                               --------

--------------------------------------------------------------------------------
SWITZERLAND  (4.1%)

           FINANCIAL SERVICES  (1.5%)
       240 Credit Suisse Group                                   44,981
         5 Julius Baer Holding AG                                24,749
                                                               --------
                                                                 69,730
                                                               --------

                                   CONTINUED

                                 18 NATIONWIDE

                                                                         [PHOTO]
STATEMENT OF INVESTMENTS GARTMORE GLOBAL LEADERS FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

SHARES            SECURITY                                       VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
SWITZERLAND  (CONTINUED)

           FOOD / BEVERAGE  (1.1%)
        25 Nestle SA                                           $ 51,791
                                                               --------

           PHARMACEUTICALS  (1.5%)
        45 Novartis AG                                           68,248
                                                               --------
           TOTAL SWITZERLAND                                    189,769
                                                               --------

--------------------------------------------------------------------------------
UNITED KINGDOM  (9.1%)

           ADVERTISING / MARKETING  (1.5%)
     5,000 WPP Group PLC                                         67,160
                                                               --------

           FINANCIAL SERVICES  (2.2%)
     4,500 Amvescap PLC                                         100,630
                                                               --------

           INSURANCE  (1.3%)
     4,500 Commercial Union PLC                                  60,248
                                                               --------

           MINING  (1.1%)
     3,000 Rio Tinto PLC                                         48,573
                                                               --------

           OIL & GAS  (1.5%)
     8,500 Shell Transportation & Trading Co. PLC                68,441
                                                               --------

           TELECOMMUNICATIONS  (1.5%)
    17,000 Vodafone Group PLC                                    70,786
                                                               --------
           TOTAL UNITED KINGDOM                                 415,838
                                                               --------

--------------------------------------------------------------------------------
UNITED STATES  (44.9%)

           BROADCASTING & TELEVISION  (1.4%)
     1,100 Viacom, Inc.*                                         62,563
                                                               --------

           CIRCUIT BOARDS  (1.1%)
       900 Jabil Circuit, Inc.*                                  51,356
                                                               --------

           COMPUTER EQUIPMENT  (1.2%)
     1,800 Compaq Computer Corp.                                 54,738
                                                               --------

           COMPUTER SOFTWARE / SERVICES  (9.0%)
     1,200 Cisco Systems, Inc.*                                  64,650
       600 Commerce One, Inc.*                                   38,513
       600 Electronic Computer Systems Corp.                     28,163
       600 EMC Corp.*                                            53,438
       150 I2 Technologies, Inc.*                                25,500
     1,500 Microsoft Corp.*                                     103,312
     2,000 Oracle Corp. *                                        66,000
       200 Veritas Software Corp. *                              28,203
                                                               --------
                                                                407,779
                                                               --------

           ELECTRICAL EQUIPMENT  (2.8%)
     2,300 General Electric Co.                                 126,068
                                                               --------

           ELECTRONICS  (2.4%)
     1,200 Intel Corp.                                           54,000
     1,100 Zoran Corp.*                                          55,138
                                                               --------
                                                                109,138
                                                               --------

           ENERGY  (2.4%)
       700 Calpine Corp.*                                        55,256
     1,100 Constellation Energy Group                            45,856
       400 Southern Energy, Inc.*                                10,900
                                                               --------
                                                                112,012
                                                               --------

SHARES            SECURITY                    VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
UNITED STATES  (CONTINUED)

           FINANCIAL SERVICES  (7.2%)
       300 American International Group                        $   29,400
     1,100 Chase Manhattan Corp.                                   50,050
     1,700 Citigroup, Inc.                                         89,463
     1,000 Hartford Financial Services Group                       74,438
     1,200 Merrill Lynch & Co. Inc.                                84,000
                                                               ----------
                                                                  327,351
                                                               ----------

           FOOD / BEVERAGE  (1.1%)
       800 Coca-Cola Co.                                           48,300
                                                               ----------

           HEALTH & PERSONAL CARE  (1.4%)
       700 Johnson & Johnson                                       64,488
                                                               ----------

           MEDICAL EQUIPMENT & SUPPLIES  (1.5%)
     1,300 Medtronic, Inc.                                         70,606
                                                               ----------

           OIL & GAS  (2.3%)
     1,200 Exxon Mobil Corp.                                      107,024
                                                               ----------

           PHARMACEUTICALS  (3.9%)
       800 American Home Products Corp.                            50,800
     1,000 Incyte Pharmaceutical, Inc.*                            36,625
     2,100 Pfizer, Inc.                                            90,693
                                                               ----------
                                                                  178,118
                                                               ----------

           RETAIL  (3.1%)
     1,500 Home Depot, Inc.                                        64,500
     1,700 Wal-Mart Stores, Inc.                                   77,138
                                                               ----------
                                                                  141,638
                                                               ----------

           TELECOMMUNICATIONS  (4.1%)
       400 Alltel Corp.                                            25,775
       200 Ciena Corp.*                                            21,025
     1,600 Lucent Technologies, Inc.                               37,300
       800 Nextel Communications, Inc.*                            30,750
     1,300 Verizon Communications                                  75,156
                                                               ----------
                                                                  190,006
                                                               ----------
           TOTAL UNITED STATES                                  2,051,185
                                                               ----------

TOTAL COMMON STOCK (cost $4,467,395)                            4,158,428
                                                               ----------

                                   CONTINUED

                                 19 NATIONWIDE

STATEMENT OF INVESTMENTS GARTMORE GLOBAL LEADERS FUND CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

PRINCIPAL     SECURITY                                VALUE
REPURCHASE AGREEMENT (8.2%)
--------------------------------------------------------------------------------
UNITED STATES

  $376,000 Fifth Third Bank, 6.35%, 10/31/00, matures
           11/1/00, Collateralized by $383,520
           FNARM Pool #86794, 6.48%, 03/01/18,
           market value $383,520

TOTAL REPURCHASE AGREEMENT (cost $376,000)                     $  376,000
                                                               ----------


TOTAL INVESTMENTS (cost $4,843,395)                            $4,534,428
                                                               ==========

--------------------------------------------------------------------------------
The abbreviations in the above statement stand for the following
        AB Aktiebolag (Swedish stock company)
       ADR American Depository Receipt
        AG Aktiengesellschaft (Austrian, German, or Swiss stock
              companies)
     FNARM Federal National Adjusted Rate Mortgage (Fannie Mae Agency)
        NV Naamloze Vennootschap (Dutch corporation)
       PLC Public Limited Company (British or Irish)
        SA Societe Anonyme (French or Swiss corporation)
        SA Sociedad Anonima (Spanish or Portuguese corporation)
       SpA Societa per Azioni (Italian corporation)

* DENOTES A NON-INCOME PRODUCING SECURITY.

COST FOR FEDERAL INCOME TAX PURPOSE $4,844,861.

SECURITIES DENOMINATED IN FOREIGN CURRENCIES ARE SHOWN AT THE U.S. DOLLAR COST AND VALUE.

PORTFOLIO HOLDING PERCENTAGES BASED ON NET ASSETS OF $4,582,293.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 20 NATIONWIDE

                                                                         [PHOTO]
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                                                           GARTMORE
                                                                                                             GLOBAL
                                                                                        GARTMORE     TECHNOLOGY AND
                                                                                       GROWTH 20     COMMUNICATIONS
                                                                                           FUND           FUND
ASSETS:
Investments in securities, at value (cost $2,865,088, $7,759,255 respectively)         $ 2,977,443      $ 7,649,138
Repurchase Agreements, at cost (cost $0, $1,793,000 respectively)                                -        1,793,000
Cash                                                                                             -              690
Receivable for investment securities sold                                                  405,739          412,239
Receivable for Fund shares sold                                                              4,071                -
Receivable from adviser                                                                     17,676           16,371
Interest and dividends receivable                                                                -              820
Prepaid and other assets                                                                     3,054               42
                                                                                       -----------      -----------
    Total Assets                                                                       $ 3,407,983      $ 9,872,300
                                                                                       -----------      -----------
LIABILITIES:
Cash overdraft                                                                              88,079                -
Payable for investment securities purchased                                                284,767        1,027,976
Foreign currency, at value                                                                       -           61,926
Accrued expenses and other payables:
    Investment advisory fees                                                                 2,148            6,438
    Fund administration fees                                                                 6,352            6,352
    Transfer agent fees                                                                        710              714
    Distribution fees                                                                        1,012            2,662
    Other                                                                                   32,532           34,699
                                                                                       -----------      -----------
    Total Liabilities                                                                  $   415,600      $ 1,140,767
                                                                                       -----------      -----------
NET ASSETS                                                                             $ 2,992,383      $ 8,731,533
                                                                                       ===========      ===========
NET ASSETS:
Capital                                                                                  2,747,551        8,370,517
Accumulated net investment income                                                                -                -
Net unrealized appreciation (depreciation) from investments and foreign currencies         112,355         (110,540)
Accumulated net realized gains from investment transactions and foreign currencies         132,477          471,556
                                                                                       -----------      -----------
NET ASSETS                                                                             $ 2,992,383      $ 8,731,533
                                                                                       ===========      ===========
NET ASSETS:
Class A Shares                                                                           1,410,990        4,602,483
Class B Shares                                                                             804,076        2,275,121
Institutional Service Class Shares                                                         777,317        1,853,929
                                                                                       -----------      -----------
Total                                                                                  $ 2,992,383      $ 8,731,533
                                                                                       ===========      ===========
SHARES OUTSTANDING (unlimited number of shares authorized):

Class A Shares                                                                             121,200          414,007
Class B Shares                                                                              69,189          205,162
Institutional Service Class Shares                                                          66,667          166,667
                                                                                       -----------      -----------
Total                                                                                      257,056          785,836
                                                                                       ===========      ===========
NET ASSET VALUE:
Class A Shares                                                                         $     11.64      $     11.12
Class B Shares                                                                         $     11.62      $     11.09
Institutional Service Class Shares                                                     $     11.66      $     11.12

MAXIMUM OFFERING PRICE (100%/(100%-Maximum Sales Charge) of net asset value adjusted to nearest cent) per share:
Class A Shares*                                                                        $     12.35      $     11.80
Class B Shares**                                                                       $     11.62      $     11.09
Institutional Service Class Shares***                                                  $     11.66      $     11.12
                                                                                       -----------      -----------
Maximum sales charge - Class A Shares                                                         5.75%            5.75%
                                                                                       ===========      ===========

  * CLASS A SHARES INCLUDES A FRONT-END SALES CHARGE.
 ** FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME
    SHARES ARE HELD AND DOES NOT HAVE A FRONT-END SALES CHARGE.
*** INSTITUTIONAL SERVICE CLASS DOES NOT HAVE ANY SALES CHARGE.

                                    CONTINUED


                                 21 NATIONWIDE

STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

                                                                                               GARTMORE      GARTMORE
                                                                                               EMERGING INTERNATIONAL       GARTMORE
                                                                                                MARKETS        GROWTH GLOBAL LEADERS
                                                                                                   FUND          FUND           FUND

ASSETS:
Investments in securities, at value (cost $4,784,342, $9,100,890, $4,467,395, respectively) $ 3,905,140   $ 8,574,464   $ 4,158,428
Repurchase Agreements, at value (cost $154,000, $301,000, $376,000, respectively)               154,000       301,000       376,000
Foreign currency, at value                                                                        3,092             -           352
Cash                                                                                                624           613           339
Receivable for investment securities sold                                                        27,303       260,426       183,559
Receivable from adviser                                                                          19,647        17,576        20,945
Interest and dividends receivable                                                                   422         4,541         2,927
Prepaid and other assets                                                                              -           492           103
                                                                                            -----------   -----------   -----------
    Total Assets                                                                            $ 4,110,228   $ 9,159,112   $ 4,742,653
                                                                                            -----------   -----------   -----------
LIABILITIES:
Payable for investment securities purchased                                                           -       233,624       122,944
Payable for foreign currency, at value                                                                -         4,674             -
Accrued expenses and other payables:
    Investment advisory fees                                                                      4,010         7,559         3,848
    Fund administration fees                                                                      6,352         6,352         6,352
    Transfer agent fees                                                                             272           293           274
    Distribution fees                                                                             1,452         3,146         1,601
    Other                                                                                        25,717        25,386        25,341
                                                                                            -----------   -----------   -----------
    Total Liabilities                                                                       $    37,803   $   281,034   $   160,360
                                                                                            -----------   -----------   -----------
NET ASSETS                                                                                  $ 4,072,425   $ 8,878,078   $ 4,582,293
                                                                                            ===========   ===========   ===========
NET ASSETS:
Capital                                                                                       5,012,628     9,958,736     5,016,063
Accumulated (distribution in excess of) net investment income                                    (1,690)            1             -
Net unrealized appreciation (depreciation) from investments and foreign currencies             (879,208)     (526,551)     (308,059)
Accumulated net realized losses from Investment transactions and foreign currencies             (59,305)     (554,108)     (125,711)
                                                                                            -----------   -----------   -----------
NET ASSETS                                                                                  $ 4,072,425   $ 8,878,078   $ 4,582,293
                                                                                            ===========   ===========   ===========
NET ASSETS:
Class A Shares                                                                                1,366,406     2,974,699     1,542,015
Class B Shares                                                                                1,352,509     2,949,729     1,519,454
Institutional Service Class Shares                                                            1,353,510     2,953,650     1,520,824
                                                                                            -----------   -----------   -----------
Total                                                                                       $ 4,072,425   $ 8,878,078   $ 4,582,293
                                                                                            ===========   ===========   ===========
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                                  168,540       335,909       169,084
Class B Shares                                                                                  166,934       333,447       166,781
Institutional Service Class Shares                                                              166,891       333,333       166,667
                                                                                            -----------   -----------   -----------
Total                                                                                           502,365     1,002,689       502,532
                                                                                            ===========   ===========   ===========
NET ASSET VALUE:
Class A Shares                                                                              $      8.11   $      8.86   $      9.12
Class B Shares                                                                              $      8.10   $      8.85   $      9.11
Institutional Service Class Shares                                                          $      8.11   $      8.86   $      9.12

MAXIMUM OFFERING PRICE (100%/(100%-Maximum Sales Charge) of net asset value adjusted to nearest cent) per share:

Class A Shares*                                                                             $      8.60   $      9.40   $      9.68
Class B Shares**                                                                            $      8.10   $      8.85   $      9.11
Institutional Service Class Shares***                                                       $      8.11   $      8.86   $      9.12
                                                                                            -----------   -----------   -----------
Maximum sales charge - Class A Shares                                                              5.75%         5.75%         5.75%
                                                                                            ===========   ===========   ===========

  * CLASS A SHARES INCLUDE A FRONT-END SALES CHARGE.
 ** FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME
    SHARES ARE HELD AND DOES NOT HAVE A FRONT-END SALES CHARGE.
*** INSTITUTIONAL SERVICE CLASS DOES NOT HAVE ANY SALES CHARGE.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                 22 NATIONWIDE

                                                                         [PHOTO]
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
            FOR THE PERIOD FROM JUNE 30, 2000 TO OCTOBER 31, 2000(a)

                                                            GARTMORE          GLOBAL
                                                            GARTMORE  TECHNOLOGY AND
                                                           GROWTH 20  COMMUNICATIONS
                                                                FUND            FUND

INVESTMENT INCOME:
INCOME:
Interest income                                            $   7,531      $  13,145
Dividend income                                                  202            805
Withholding tax                                                    -            (77)
                                                           ---------      ---------
   Total Income                                                7,733         13,873
                                                           ---------      ---------

EXPENSES:
Investment advisory fees                                       5,731         20,607
Fund administration fees                                      24,795         24,795
Custodian fees                                                 2,000          2,000
Distribution fees                                              3,446          8,684
Professional fees                                              8,559          8,559
Trustees' fees and expenses                                       10             10
Transfer agent fees                                              504            543
Registration and filing fees                                  15,000         15,000
Shareholders' reports                                         12,104         12,105
Other                                                          2,707          6,199
                                                           ---------      ---------
   Total expenses before waived or reimbursed expenses        74,856         98,502
Expenses waived or reimbursed                                (64,181)       (59,414)
                                                           ---------      ---------
   Net expenses                                               10,675         39,088
                                                           ---------      ---------
Net investment loss                                           (2,942)       (25,215)
                                                           =========      =========
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions
   and foreign currencies                                    132,477        479,989
Net change in unrealized appreciation/depreciation
   on investments and foreign currencies                     112,355       (110,540)
                                                           ---------      ---------
Net realized/unrealized gains on investments
   and foreign currencies                                    244,832        369,449
                                                           ---------      ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             $ 241,890      $ 344,234
                                                           =========      =========

(a)  COMMENCED OPERATIONS ON JUNE 30, 2000.

                                   CONTINUED


                                 23 NATIONWIDE

STATEMENTS OF OPERATIONS CONTINUED
--------------------------------------------------------------------------------
           FOR THE PERIOD FROM AUGUST 30, 2000 TO OCTOBER 31, 2000(a)

                                                                               GARTMORE
                                                             GARTMORE     INTERNATIONAL         GARTMORE
                                                     EMERGING MARKETS            GROWTH   GLOBAL LEADERS
                                                                 FUND              FUND             FUND
INVESTMENT INCOME:
INCOME:
Interest Income                                            $     8,028      $    20,979      $     9,639
Dividend income                                                  5,655           10,343            4,833
Withholding tax                                                      -             (942)            (455)
                                                           -----------      -----------      -----------
   Total Income                                                 13,683           30,380           14,017
                                                           -----------      -----------      -----------

EXPENSES:
Investment advisory fees                                         8,441           15,417            7,813
Fund administration fees                                        12,500           12,500           12,500
Custodian fees                                                     600              600              600
Distribution fees                                                3,056            6,420            3,252
Professional fees                                               10,000           10,000           10,000
Trustees' fees and expenses                                         10               10               10
Transfer agent fees                                                296              330              298
Registration and filing fees                                    15,000           15,000           15,000
Shareholders' reports                                            5,000            5,000            5,000
Other                                                            1,160            1,160            1,160
                                                           -----------      -----------      -----------
   Total expenses before waived or reimbursed expenses          56,063           66,437           55,633
Expenses waived or reimbursed                                  (39,046)         (35,509)         (41,328)
                                                           -----------      -----------      -----------
   Net expenses                                                 17,017           30,928           14,305
                                                           -----------      -----------      -----------

NET INVESTMENT LOSS                                             (3,334)            (548)            (288)
                                                           ===========      ===========      ===========
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions
   and foreign currencies                                      (61,645)        (619,236)        (132,360)
Net change in unrealized appreciation/depreciation
   on investments  and foreign currencies                     (879,208)        (526,551)        (308,059)
                                                           -----------      -----------      -----------
Net realized/unrealized gains (losses) on investments
   and foreign currencies                                     (940,853)      (1,145,787)        (440,419)
                                                           -----------      -----------      -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             $  (944,187)     $(1,146,335)     $  (440,707)
                                                           ===========      ===========      ===========

(a)  COMMENCED OPERATIONS ON AUGUST 30, 2000.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 24 NATIONWIDE

                                                                         [PHOTO]
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
           FOR THE PERIOD FROM JUNE 30, 2000 TO OCTOBER 31, 2000 (a)

                                                                                               GARTMORE           GLOBAL
                                                                                               GARTMORE     TECHNOLOGY &
                                                                                              GROWTH 20   COMMUNICATIONS
                                                                                                   FUND             FUND
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment (loss)                                                                        $   (2,942)     $  (25,215)
Net realized gains on investment transactions
   and foreign currencies                                                                       132,477         479,989
Net change in unrealized appreciation/depreciation on
   investments and foreign currencies                                                           112,355        (110,540)
                                                                                             ----------      ----------
Change in net assets resulting from operations                                                  241,890         344,234
                                                                                             ----------      ----------

CAPITAL TRANSACTIONS:*
Proceeds from shares issued                                                                   3,212,067       8,469,762
Cost of shares redeemed                                                                        (461,574)        (82,463)
                                                                                             ----------      ----------
Change in net assets from capital transactions                                                2,750,493       8,387,299
                                                                                             ----------      ----------
Change in net assets                                                                          2,992,383       8,731,533
NET ASSETS:
Beginning of period                                                                                   -               -
                                                                                             ----------      ----------
End of period                                                                                $2,992,383      $8,731,533
                                                                                             ----------      ----------
SHARE TRANSACTIONS:*
Sold                                                                                            298,295         792,365
Reinvested                                                                                            -               -
Redeemed                                                                                        (41,239)         (6,529)
                                                                                             ----------      ----------
Change in shares                                                                                257,056         785,836
                                                                                             ==========      ==========

  * BOTH THE CAPITAL TRANSACTIONS AND SHARE ACTIVITY SECTIONS REPRESENT COMBINED DATA FOR ALL CLASSES OF SHARES.
(a) COMMENCED OPERATIONS ON JUNE 30, 2000.

                                   CONTINUED

                                 25 NATIONWIDE

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
--------------------------------------------------------------------------------
          FOR THE PERIOD FROM AUGUST 30, 2000 TO OCTOBER 31, 2000 (a)

                                                                                          GARTMORE
                                                                         GARTMORE    INTERNATIONAL           GARTMORE
                                                                 EMERGING MARKETS           GROWTH     GLOBAL LEADERS
                                                                             FUND             FUND               FUND
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment loss                                                 $     (3,334)     $       (548)     $       (288)
Net realized losses on investment transactions
   and foreign currencies                                                (61,645)         (619,236)         (132,360)
Net change in unrealized appreciation/depreciation on
    investments and foreign currencies                                  (879,208)         (526,551)         (308,059)
                                                                    ------------      ------------      ------------
Change in net assets resulting from operations                          (944,187)       (1,146,335)         (440,707)
                                                                    ------------      ------------      ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
In excess of net investment income                                        (1,612)                -                 -
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
In excess of net investment income                                          (962)                -                 -
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM:
In excess of net investment income                                        (1,970)                -                 -
                                                                    ------------      ------------      ------------
Change in net assets from shareholder distributions                       (4,544)                -                 -
                                                                    ------------      ------------      ------------

CAPITAL TRANSACTIONS:*
Proceeds from shares issued                                            5,026,808        10,037,923         5,023,000
Dividends reinvested                                                       4,544                 -                 -
Cost of shares redeemed                                                  (10,196)          (13,510)                -
                                                                    ------------      ------------      ------------
Change in net assets from capital transactions                         5,021,156        10,024,413         5,023,000
                                                                    ------------      ------------      ------------
Change in net assets                                                   4,072,425         8,878,078         4,582,293
                                                                    ------------      ------------      ------------
NET ASSETS:
Beginning of period                                                            -                 -                 -
End of period                                                       $  4,072,425      $  8,878,078      $  4,582,293
SHARE TRANSACTIONS:*
Sold                                                                     503,164         1,004,247           502,532
Reinvested                                                                   518                 -                 -
Redeemed                                                                  (1,317)           (1,558)                -
                                                                    ------------      ------------      ------------
Change in shares                                                         502,365         1,002,689           502,532
                                                                    ============      ============      ============

  * BOTH THE CAPITAL TRANSACTIONS AND SHARE ACTIVITY SECTIONS REPRESENT COMBINED DATA FOR ALL CLASSES OF SHARES.
(a) COMMENCED OPERATIONS ON AUGUST 30, 2000.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 26 NATIONWIDE

                                                                         [PHOTO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                    SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE GROWTH 20 FUND
                                                                                               INSTITUTIONAL SERVICE
    PERIOD FROM JUNE 30, 2000 TO OCTOBER 31, 2000 (a)    CLASS A SHARES    CLASS B SHARES               CLASS SHARES
NET ASSET VALUE--BEGINNING OF PERIOD                         $   10.00       $   10.00                   $   10.00
                                                             ---------       ---------                   ---------
INVESTMENT ACTIVITIES:
Net investment loss                                              (0.01)          (0.03)                          -
Net realized and unrealized gain                                  1.65            1.65                        1.66
                                                             ---------       ---------                   ---------
    Total investment activities                                   1.64            1.62                        1.66
                                                             ---------       ---------                   ---------
NET ASSET VALUE--END OF PERIOD                               $   11.64       $   11.62                   $   11.66
                                                             =========       =========                   =========

Total Return (excluding any sales charges) (b)                   16.40%          16.20%                      16.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                           $   1,411       $     804                   $     777
Ratio of expenses to average net assets (c)                       1.20%           1.70%                       0.75%
Ratio of net investment income to average net assets (c)         (0.30%)         (0.83%)                      0.12%
Ratio of expenses to average net assets* (c)                      8.29%           9.20%                       8.14%
Portfolio turnover rate (b,d)                                   124.62%         124.62%                     124.62%

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATION FUND
                                                                                               INSTITUTIONAL SERVICE
    PERIOD FROM JUNE 30, 2000 TO OCTOBER 31, 2000 (a)    CLASS A SHARES    CLASS B SHARES               CLASS SHARES

NET ASSET VALUE--BEGINNING OF PERIOD                         $   10.00       $   10.00                   $   10.00
INVESTMENT ACTIVITIES:
Net investment loss                                              (0.02)          (0.06)                      (0.03)
Net realized and unrealized gain                                  1.14            1.15                        1.15
                                                             ---------       ---------                   ---------
    Total investment activities                                   1.12            1.09                        1.12
                                                             ---------       ---------                   ---------
NET ASSET VALUE--END OF PERIOD                               $   11.12       $   11.09                   $   11.12
                                                             =========       =========                   =========

Total Return (excluding any sales charges) (b)                   11.20%          10.90%                      11.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                           $   4,602       $   2,275                   $   1,854
Ratio of expenses to average net assets (c)                       1.73%           2.33%                       1.40%
Ratio of net investment income to average net assets (c)         (1.07%)         (1.69%)                     (0.76%)
Ratio of expenses to average net assets* (c)                      4.43%           5.18%                       4.17%
Portfolio turnover rate (b,d)                                   149.08%         149.08%                     149.08%

  *  RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED AND/OR REIMBURSED.
(a)  PERIOD FROM COMMENCEMENT OF OPERATIONS.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 27 NATIONWIDE

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE EMERGING MARKETS FUND
                                                                                       INSTITUTIONAL SERVICE
    PERIOD FROM AUGUST 30, 2000 TO OCTOBER 31, 2000 (a) CLASS A SHARES  CLASS B SHARES          CLASS SHARES
NET ASSET VALUE--BEGINNING OF PERIOD                         $   10.00       $   10.00             $   10.00
                                                             ---------       ---------             ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                     (0.01)          (0.01)                    -
Net realized and unrealized (loss)                               (1.87)          (1.88)                (1.88)
                                                             ---------       ---------             ---------
    Total investment activities                                  (1.88)          (1.89)                (1.88)
                                                             ---------       ---------             ---------
DISTRIBUTIONS:
In excess of net investment income                               (0.01)          (0.01)                (0.01)
                                                             ---------       ---------             ---------
    Total distributions                                          (0.01)          (0.01)                (0.01)
                                                             ---------       ---------             ---------
NET ASSET VALUE--END OF PERIOD                               $    8.11       $    8.10             $    8.11
                                                             =========       =========             =========

Total Return (excluding any sales charges) (b)                  (18.90%)        (19.00%)              (18.90%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                           $   1,366       $   1,353             $   1,354
Ratio of expenses to average net assets (c)                       2.15%           2.75%                 1.82%
Ratio of net investment income to average net assets (c)         (0.35%)         (0.95%)               (0.02%)
Ratio of expenses to average net assets* (c)                      7.24%           7.96%                 6.95%
Portfolio turnover rate (b,d)                                    10.88%          10.88%                10.88%

GARTMORE INTERNATIONAL GROWTH FUND
                                                                                       INSTITUTIONAL SERVICE
    PERIOD FROM AUGUST 30, 2000 TO OCTOBER 31, 2000 (a) CLASS A SHARES  CLASS B SHARES          CLASS SHARES
NET ASSET VALUE--BEGINNING OF PERIOD                         $   10.00       $   10.00             $   10.00
                                                             ---------       ---------             ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                         -           (0.01)                 0.01
Net realized and unrealized (loss)                               (1.14)          (1.14)                (1.15)
                                                             ---------       ---------             ---------
    Total investment activities                                  (1.14)          (1.15)                (1.14)
                                                             ---------       ---------             ---------
NET ASSET VALUE--END OF PERIOD                               $    8.86       $    8.85             $    8.86
                                                             =========       =========             =========

Total Return (excluding any sales charges) (b)                  (11.40%)        (11.50%)              (11.40%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                           $   2,975       $   2,950             $   2,954
Ratio of expenses to average net assets (c)                       1.85%           2.45%                 1.52%
Ratio of net investment income to average net assets (c)          0.05%          (0.54%)                0.39%
Ratio of expenses to average net assets* (c)                      4.01%           4.75%                 3.75%
Portfolio turnover rate (b,d)                                    46.31%          46.31%                46.31%

  *  RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED AND/OR REIMBURSED.
(a)  PERIOD FROM COMMENCEMENT OF OPERATIONS.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.



                                 28 NATIONWIDE

                                                                         [PHOTO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
               SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

GARTMORE GLOBAL LEADERS FUND
                                                                                        INSTITUTIONAL SERVICE
    PERIOD FROM AUGUST 30, 2000 TO OCTOBER 31, 2000 (a)  CLASS A SHARES  CLASS B SHARES          CLASS SHARES

NET ASSET VALUE--BEGINNING OF PERIOD                         $   10.00       $   10.00             $   10.00
                                                             ---------       ---------             ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                         -               -                  0.01
Net realized and unrealized (loss)                               (0.88)          (0.89)                (0.89)
                                                             ---------       ---------             ---------
    Total investment activities                                  (0.88)          (0.89)                (0.88)
                                                             ---------       ---------             ---------
NET ASSET VALUE--END OF PERIOD                               $    9.12       $    9.11             $    9.12
                                                             =========       =========             =========

Total Return (excluding any sales charges) (b)                   (8.80%)         (8.90%)               (8.80%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                           $   1,542       $   1,519             $   1,521
Ratio of expenses to average net assets (c)                       1.68%           2.26%                 1.36%
Ratio of net investment income to average net assets (c)          0.05%          (0.53%)                0.37%
Ratio of expenses to average net assets* (c)                      6.74%           7.47%                 6.45%
Portfolio turnover rate (b,d)                                    21.59%          21.59%                21.59%

  *  RATIOS CALCULATED AS IF NO EXPENSES WERE WAIVED AND/OR REIMBURSED.
(a)  PERIOD FROM COMMENCEMENT OF OPERATIONS.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d) PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


                                 29 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in thirty-three separate series, or mutual funds, each with its own investment objective and strategies. This report contains the financial statements and financial highlights of the five funds listed below (individually, the "Fund", collectively, the "Funds"):

- Gartmore Growth 20 Fund (Growth 20)

- Gartmore Global Technology and Communications Fund (Global Technology and Communications)

- Gartmore Emerging Markets Fund (Emerging Markets)

- Gartmore International Growth Fund (International Growth)

- Gartmore Global Leaders Fund (Global Leaders)


The Growth 20 and Global Technology and Communications Funds commenced operations on June 30, 2000. The remaining Funds commenced operations on August 30, 2000.

The Funds currently offer Class A, Class B, and Institutional Service Class shares. Class A and B shares of the Fund are available to all investors. The Class A shares are purchased with a maximum 5.75% front-end sales load. The Class B shares contain a 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. Sales charges are paid to the Fund's distributor, Nationwide Advisory Services, Inc. (NAS), which either retains them or pays a selling representative. The Institutional Service Class of shares have no sales charges and are available to a limited group of investors, such as insurance company separate accounts and tax-exempt employee benefit plans.

Class A and B shares pay distribution and/or service (12b-1) fees under a Distribution Plan of 0.25% and 1.00%, respectively. These fees are either retained or paid by NAS to brokers for distribution and shareholders services.

Class A and Institutional Service Class shares also pay administrative service fees of up to 0.25%. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

  (a) SECURITIES VALUATION

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    (1) Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

    (2) U.S. Government securities are valued at the last quoted bid price as provided by an independent pricing agent. All of the debt securities are valued by a combination of daily quotes and matrix evaluations as provided by an independent pricing agent.

    (3) Each Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

    (4) Foreign Currency Transactions. Fluctuations in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.



                                 30 NATIONWIDE

                                                                         [PHOTO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

        Net realized gains or losses arise from sales of foreign currencies, security transactions, and the difference between the amounts of purchases and sales of securities, income receipts and expense payments recorded on the Fund's books in the U.S. dollar equivalent of amounts actually received or paid. Net unrealized gains or losses arise from accounting records denominated in foreign currencies and then translated into U.S. dollars.

    (5) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency exchange contracts (forward exchange contracts) which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward exchange contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable/payable for foreign currency contracts sold/purchased.

        At or before the closing of a forward exchange contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

        Forward exchange contracts can be used to hedge the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward exchange contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward exchange contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward exchange contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward exchange contract or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

    (6) Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

        Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available in the Funds and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

    (7) Futures contracts and options traded on a commodities exchange or board of trade are valued the last sales price at the close of trading, or if there was no sale, the quoted bid price at the close of trading. Futures are not used for purposes other than hedging.

    (8) Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's Investment Adviser, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

  (b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

Securities transactions are recognized on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization/accretion of premium or discount.

  (c) FEDERAL INCOME TAXES

Each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

As of the fiscal year ended October 31, 2000, the Emerging Markets, International Growth, and Global Leaders Funds had net capital loss carry forwards of $51,927, $460,022, and $124,245, respectively. If unused they will expire in 8 years. It is the intent of the Funds to use these carryforwards to offset future capital gains.



                                 31 NATIONWIDE

                                                                         [PHOTO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

  (d) DISTRIBUTIONS TO SHAREHOLDERS

    (1) Net investment income, if any, is paid quarterly and is recorded on the ex-dividend date.

    (2) Distributable net realized capital gains, if any, are declared and distributed at least annually.

    (3) Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclass of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds. For the fiscal year ended October 31, 2000 the following reclassifications were necessary:

                      CAPITAL PAID   UNDISTRIBUTED UNDISTRIBUTED
                      IN EXCESS OF  NET INVESTMENT       CAPITAL
FUND                     PAR VALUE          INCOME          GAIN
--------------------------------------------------------------------------------

Growth 20                 ($ 2,942)     $  2,942     $      -

Global Technology and
  Communications           (11,833)       25,215      (13,382)

Emerging Markets            (8,528)        6,188        2,340

International Growth       (65,677)          549       65,128

Global Leaders              (6,937)          288        6,649

  (e) EXPENSES

General expenses of the Trust, not directly attributable to a Fund or to any class of shares, are charged to all funds of the Trust based upon each fund's relative average net assets or some other appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to a Fund, they are allocated to the classes based on total shares outstanding of each class.

Direct expenses of a Fund are charged to that Fund and thus allocated to the classes in the methods mentioned above.

Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution fees and administrative servicing fees are borne by the specific class of shares to which they apply.



                                 32 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000


  (f) CAPITAL SHARE TRANSACTIONS

Transactions in class level shares of the Funds were as follows:

                                                            GLOBAL TECHNOLOGY AND
                                            GROWTH 20 (a)      COMMUNICATIONS (a)
                                        -----------------------------------------
                                                PERIOD FROM           PERIOD FROM
                                              JUNE 30, 2000         JUNE 30, 2000
CAPITAL TRANSACTIONS:                   TO OCTOBER 31, 2000   TO OCTOBER 31, 2000
---------------------------------------------------------------------------------
CLASS A SHARES:
 Proceeds from shares issued                 $ 1,847,984           $ 4,666,972
 Distributions reinvested                              -                     -
 Cost of shares redeemed                        (461,574)              (81,963)
                                             -----------           -----------
    Change in capital                        $ 1,386,410           $ 4,585,009
                                             ===========           ===========
CLASS B SHARES:
 Proceeds from shares issued                 $   696,915           $ 2,132,894
 Distributions reinvested                              -                     -
 Cost of shares redeemed                               -                  (500)
                                             -----------           -----------
    Change in capital                        $   696,915           $ 2,132,394
                                             ===========           ===========
INSTITUTIONAL SERVICE CLASS SHARES:
 Proceeds from shares issued                 $   667,168           $ 1,669,896
 Distributions reinvested                              -                     -
 Cost of shares redeemed                               -                     -
                                             -----------           -----------
    Change in capital                        $   667,168           $ 1,669,896
                                             ===========           ===========
----------------------------------------------------------------------------------
                                                PERIOD FROM           PERIOD FROM
SHARE TRANSACTIONS:                           JUNE 30, 2000         JUNE 30, 2000
                                        TO OCTOBER 31, 2000   TO OCTOBER 31, 2000
----------------------------------------------------------------------------------
CLASS A SHARES:
 Issued                                          162,439               420,496
 Reinvested                                            -                     -
 Redeemed                                        (41,239)               (6,489)
                                             -----------           -----------
    Change in shares                             121,200               414,007
                                             ===========           ===========
CLASS B SHARES:
 Issued                                           69,189               205,202
 Reinvested                                            -                     -
 Redeemed                                              -                   (40)
                                             -----------           -----------
    Change in shares                              69,189               205,162
                                             ===========           ===========
INSTITUTIONAL SERVICE CLASS SHARES:
 Issued                                           66,667               166,667
 Reinvested                                            -                     -
 Redeemed                                              -                     -
                                             -----------           -----------
    Change in shares                              66,667               166,667
                                             ===========           ===========
----------------------------------------------------------------------------------
(a) PERIOD FROM COMMENCEMENT OF OPERATIONS.



                                 33 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  OCTOBER 31, 2000

                                                                INTERNATIONAL
                                           EMERGING MARKETS        GROWTH (a)        GLOBAL LEADERS (a)
                                        ----------------------------------------------------------------
                                                PERIOD FROM           PERIOD FROM          PERIOD FROM
                                              JUNE 30, 2000         JUNE 30, 2000      AUGUST 30, 2000
CAPITAL TRANSACTIONS:                   TO OCTOBER 31, 2000   TO OCTOBER 31, 2000  TO OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------
CLASS A SHARES:
 Proceeds from shares issued                 $ 1,692,224           $ 3,370,256           $ 1,688,666
 Distributions reinvested                          1,612                     -                     -
 Cost of shares redeemed                         (10,196)              (13,510)                    -
                                             -----------           -----------           -----------
    Change in capital                        $ 1,683,640           $ 3,356,746           $ 1,688,666
                                             ===========           ===========           ===========
CLASS B SHARES:
 Proceeds from shares issued                 $ 1,667,917           $ 3,334,333           $ 1,667,667
 Distributions reinvested                            962                     -                     -
 Cost of shares redeemed                               -                     -
                                             -----------           -----------           -----------
    Change in capital                        $ 1,668,879           $ 3,334,333           $ 1,667,667
                                             ===========           ===========           ===========
INSTITUTIONAL SERVICE CLASS SHARES:
 Proceeds from shares issued                 $ 1,666,667           $ 3,333,334           $ 1,666,667
 Distributions reinvested                          1,970                     -                     -
 Cost of shares redeemed                               -                     -
                                             -----------           -----------           -----------
    Change in capital                        $ 1,668,637           $ 3,333,334           $ 1,666,667
                                             ===========           ===========           ===========

-------------------------------------------------------------------------------------------------------
                                                PERIOD FROM           PERIOD FROM          PERIOD FROM
                                              JUNE 30, 2000         JUNE 30, 2000      AUGUST 30, 2000
SHARE TRANSACTIONS:                     TO OCTOBER 31, 2000   TO OCTOBER 31, 2000  TO OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------
CLASS A SHARES:
 Issued                                          169,673               337,467               169,084
 Reinvested                                          184                     -
 Redeemed                                         (1,317)               (1,558)                    -
                                             -----------           -----------           -----------
    Change in shares                             168,540               335,909               169,084
                                             ===========           ===========           ===========

CLASS B SHARES:
 Issued                                          166,824               333,447               166,781
 Reinvested                                          110                     -                     -
 Redeemed                                              -                     -                     -
                                             -----------           -----------           -----------
    Change in shares                             166,934               333,447               166,781
                                             ===========           ===========           ===========

INSTITUTIONAL SERVICE CLASS SHARES:
 Issued                                          166,667               333,333               166,667
 Reinvested                                          224                     -                     -
 Redeemed                                              -                     -
                                             -----------           -----------           -----------
    Change in shares                             166,891               333,333               166,667
                                             ===========           ===========           ===========
-------------------------------------------------------------------------------------------------------

(a) PERIOD FROM COMMENCEMENT OF OPERATIONS.



                                 34 NATIONWIDE

                                                                         [PHOTO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

3. TRANSACTION WITH AFFILIATES

Under the terms of an Investment Advisory Agreement, Villanova Global Asset Management Trust ("VGAMT"), a wholly owned subsidiary of Villanova Mutual Fund Capital trust ("VMF"), serves as the investment adviser for the Emerging Markets, International Growth and Global Leaders Funds. As such Funds' investment adviser, VGAMT hires and monitors subadvisers who are responsible for daily portfolio management. VGAMT also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers. VGAMT has selected Gartmore Partners ("Gartmore") to be the subadviser to the Emerging Markets, International Growth and Global Leaders Funds. Gartmore manages such Fund's investments and is responsible for making all investment decisions for such Funds. Under the terms of another Investment Advisory Agreement, VMF manages the investment of the assets and supervises the daily business affairs of the Growth 20 and the Global Technology and Communications Funds.

Under the terms of the Investment Advisory Agreements, each Fund pays VGAMT or VMF, as applicable, a management fee, based on the Fund's average daily net assets. From such fees, pursuant to the subadvisory agreements, VGAMT pays fees to Gartmore.

Additional information regarding investment advisory fees for VMF, VGAMT and the subadvisory fees for Gartmore is as follows for the period ended October 31, 2000:

                         TOTAL ADVISORY   ADVISORY FEES  SUBADVISORY                    FEE    TOTAL      FEES  SUBADVISORY
        FUND                      FEES*       RETAINED*         FEES               SCHEDULE     FEES  RETAINED         FEES
---------------------------------------------------------------------------------------------------------------------------
Growth 20                    $ 5,731.37      $ 5,731.37   $        -     Up to $500 million    0.90%     0.90%           -
                                                                      The next $1.5 billion    0.80%     0.80%           -
                                                                         $2 billion or more    0.75%     0.75%           -
---------------------------------------------------------------------------------------------------------------------------
Global Technology and
  Communications             $20,607.30      $20,607.30   $        -             All Assets    0.98%     0.98%           -
---------------------------------------------------------------------------------------------------------------------------

Emerging Markets             $ 8,440.77               -   $ 8,440.77             All Assets    1.15%        -         1.15%
---------------------------------------------------------------------------------------------------------------------------

International Growth         $15,417.39               -   $15,417.39             All Assets    1.00%        -         1.00%
---------------------------------------------------------------------------------------------------------------------------

Global Leaders               $ 7,812.73               -   $ 7,812.73             All Assets    1.00%        -         1.00%
---------------------------------------------------------------------------------------------------------------------------

*Before waivers and/or reimbursements.

VGAMT has entered into Expense Limitation Agreements with the Funds. Pursuant to the Expense Limitation Agreements, VGAMT has agreed to waive fees or otherwise reimburse expenses for the Fund in order to limit the total annual operating expenses of each class of shares of each Fund at or below stated expense caps. The following table illustrates the stated expense caps for each class of shares of the Funds for the period ended October 31, 2000:

                                                                     EXPENSE CAPS
                                    ---------------------------------------------------------------------------
           FUND                     CLASS A SHARES                CLASS B SHARES    INSTITUTIONAL SERVICE CLASS
---------------------------------------------------------------------------------------------------------------------------
           Growth 20                          1.60%                        2.20%                          1.30%
           Global Technology and
              Communications                  1.73%                        2.33%                          1.40%
           Emerging Markets                   2.15%                        2.75%                          1.82%
           International Growth               1.85%                        2.45%                          1.52%
           Global Leaders                     1.75%                        2.35%                          1.42%



                                 35 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000


During the period ended October 31, 2000, VGAMT reduced expenses for the Funds as follows:

                                                                                                TOTAL FEES/
                                                                                  OTHER FEES/      EXPENSES
                                                     TOTAL FUND          FEES        EXPENSES       WAIVED/      NET FUND
          FUND                                        EXPENSES        WAIVED*      REIMBURSED    REIMBURSED      EXPENSES
---------------------------------------------------------------------------------------------------------------------------

          Growth 20                                    $74,856        $31,030        $33,151       $64,181       $10,675
          Global Technology and Communications          98,502         45,945         13,469        59,414        39,088
          Emerging Markets                              56,063         21,237         17,809        39,046        17,017
          International Growth                          66,438         28,247          7,262        35,509        30,929
          Global Leaders                                55,633         20,611         20,717        41,328        14,305

* Includes advisory, fund administration and transfer agent fees.

VGAMT may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by VGAMT pursuant to the Expense Limitation Agreement at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VGAMT is not permitted. As of fiscal year ended October 31, 2000, the cummulative reimbursements were $64,181, $59,414, $39,046, $35,509, and $41,328 for the Growth 20, Global Technology and Communications, Emerging Markets, International Growth, and Global Leaders Funds, respectively.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class A and Class B shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares, and 1.00% for Class B shares. For the period ended October 31, 2000, the Funds incurred distribution fees as follows:

           FUND                                  CLASS A SHARES               CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------

           Growth 20                                      $  816                      $2,630
           Global Technology and Communications            1,954                       6,730
           Emerging Markets                                  613                       2,443
           International Growth                            1,287                       5,133
           Global Leaders                                    653                       2,599

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge with respect to sales of Class A shares. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Funds. For the period ended October 31, 2000, the commissions were collected as follows:

           FUND                                   CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------------

           Growth 20                                     $ 5,762
           Global Technology and Communications           19,513
           Emerging Markets                                   17
           International Growth                               14
           Global Leaders                                      -



                                 36 NATIONWIDE

                                                                         [PHOTO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

NAS also receives fees for services as principal underwriter for Class B shares of the Funds in the form of contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of an account to fall below the total purchase payments made during the past five years. There were no CDSCs collected for the period ended October 31, 2000, on redemptions of Class B shares.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended October 31, 2000, the Funds incurred fund administration fees according to the following schedule:

                                            FUND ADMINISTRATION                FUND ADMINISTRATION
          FUND                                             FEE*                       FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------
          Growth 20                                     $24,795
          Global Technology and Communications           24,795                Up to $250 million            0.07%
          Emerging Markets                               12,500      $250 million up to $1 billion           0.05%
          International Growth                           12,500                $1 billion and more           0.04%
          Global Leaders                                 12,500

* The Fund Administration fee is subject to a minimum of $75,000 per Fund per year (pro-rated).

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-administration services to the Funds.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $18 per account for Class A and Class B shares (effective October 1, 2000, fees were increased to $20), and 0.01% of the average daily net assets of the Institutional Service Class shares. During the period ended October 31, 2000, the Funds incurred the following transfer agency fees:

                                                        CLASS A                  CLASS B             INSTITUTIONAL
          FUND                                           SHARES                   SHARES             SERVICE CLASS
---------------------------------------------------------------------------------------------------------------------------
          Growth 20                                        $239                     $239                       $26
          Global Technology and Communications              239                      239                        65
          Emerging Markets                                  136                      136                        24
          International Growth                              140                      139                        51
          Global Leaders                                    136                      136                        26

NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agent services to the Funds.

Under the terms of an Administrative Services Plan, the Funds, with respect to their Class A and Institutional Service Class shares, pay fees to servicing organizations, such as broker-dealers including Nationwide Financial Services
(NFS), and financial institutions, which agree to provide administrative support services to those shareholders. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and Institutional Service Class of shares. During the period ended October 31, 2000, the Funds paid no administrative servicing fees.

4. BANK LOAN

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The average borrowings outstanding during the year ended October 31, 2000 for Global Technology and Communications, and International Growth Funds were $25,568 and $2,635, respectively at an average interest rate of 6.69% and 7.00%, respectively.



                                 37 NATIONWIDE

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                OCTOBER 31, 2000

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) for the period ended October 31, 2000, are summarized below. There were no purchases or sales of U.S. Government Securities.

                                                                                NON U.S. GOVERNMENT
                                                                                   SECURITIES
                                                                -----------------------------------------------
FUND                                                              PURCHASES                           SALES
--------------------------------------------------------------------------------------------------------------
Growth 20                                                        $5,629,336                         $2,896,725
Global Technology and Communications                             16,188,867                          8,911,668
Emerging Markets                                                  5,281,916                            438,269
International Growth                                             13,872,300                          4,217,303
Global Leaders                                                    5,526,358                            969,252

Realized gains and losses have been computed on the first-in, first-out basis unless otherwise specified by VGAMT, VMF or Gartmore as applicable. Cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $16,258, $80,531, $9,068, $94,086, and $1,466 for Growth 20, Global Technology and Communications, Emerging Markets, International Growth, and Global Leaders, respectively. Cost for federal income tax purposes differs from market value by net unrealized appreciation (depreciation) of securities as follows:

                                                                       GROSS                 GROSS                        NET
                                                                  UNREALIZED            UNREALIZED    UNREALIZED APPRECIATION
FUND                                                            APPRECIATION         (DEPRECIATION)            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Growth 20                                                           $301,624             $(205,527)               $  96,097
Global Technology and Communications                                 490,529              (681,177)                (190,648)
Emerging Markets                                                       6,746              (895,016)                (888,270)
International Growth                                                 193,628              (814,140)                (620,512)
Global Leaders                                                       113,794              (424,227)                (310,433)
------------------------------------------------------------------------------------------------------------------------------------


6. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For certain corporate shareholders, none of the Funds' income dividends and short-term capital gain distributions in the fiscal period ended October 31, 2000, qualify for the dividend received deduction.

7. SUBSEQUENT EVENT

At a regular quarterly meeting of the Board of Trustees on December 14 and 15, 2000, the Board considered and approved the following transactions:

    (a) Approved the change in the principal underwriter of Nationwide Mutual Funds from Nationwide Advisory Services, Inc. to Villanova Distribution Services, Inc. This change will occur as soon as practicable after all necessary regulatory approvals are received.

    (b) Approved the addition of Class C shares for each of the Funds. These shares will be available for sale no earlier than March 1, 2001.

                      End of Notes to Financial Statements



                                 38 NATIONWIDE

                                                                         [PHOTO]
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NATIONWIDE MUTUAL FUNDS:


   We have audited the accompanying statements of assets and liabilities of Nationwide Mutual Funds - Gartmore Growth 20 Fund, Gartmore Global Technology and Communications Fund, Gartmore Emerging Markets Fund, Gartmore International Growth Fund and Gartmore Global Leaders Fund (the Funds), including the statements of investments, as of October 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds as of October 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
December 18, 2000

                                 39 NATIONWIDE

SHAREHOLDER MEETING
--------------------------------------------------------------------------------
                                   (UNAUDITED)

At the Annual Meeting of Shareholders of Nationwide Mutual Funds held on July 26, 2000, shareholders of the Funds acted upon and approved the following matters:

                                   PROPOSAL 1

                           Election of Twelve Trustees

                                                                                                     WITHHOLD
                                                                                                    AUTHORITY
            NAME                                                   FOR                            TO VOTE FOR
---------------------------------------------------------------------------------------------------------------------------
            Charles E. Allen                              1,210,772,374                            27,409,050
            Paula H. J. Cholmondeley                      1,210,595,553                            27,585,870
            C. Brent DeVore                               1,210,760,725                            27,420,699
            Robert M. Duncan                              1,210,511,422                            27,670,001
            Joseph J. Gasper                              1,208,526,105                            29,655,318
            Barbara Hennigar                              1,210,762,798                            27,418,626
            Paul J. Hondros                               1,210,374,609                            27,806,815
            Thomas J. Kerr IV                             1,210,723,620                            27,457,804
            Douglas F. Kridler                            1,210,285,022                            27,896,402
            Dimon R. McFerson                             1,207,073,052                            31,108,372
            Arden L. Shisler                              1,210,645,041                            27,536,382
            David C. Wetmore                              1,211,159,071                            27,022,352

                                   PROPOSAL 2

                 Ratification of Board of Trustees' Selection of
                         KPMG LLP AS TRUST'S AUDITORS FOR
                    THE FISCAL YEAR ENDING OCTOBER 31, 2000

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund*                           392,953                6,553                56,343                455,849
Growth Fund                                 29,420,887            1,083,286             1,765,968             32,270,141
Nationwide Fund                             41,708,118              652,212             1,616,954             43,977,284
Bond Fund                                    7,055,764               37,856               326,750              7,420,370
Tax-Free Income Fund                        10,875,825              151,369               764,561             11,791,755
Long-Term U.S. Government Bond Fund          1,504,410                3,959               112,030              1,620,399
Intermediate U.S. Government Bond Fund       8,570,166               41,535               158,603              8,770,304
Money Market Fund                        1,032,957,631           22,226,133            38,225,984          1,093,409,748
S&P 500 Index Fund                          14,589,716              178,031               620,230             15,387,977
Morley Capital Accumulation Fund             1,058,429                    -                     -              1,058,429
Morley Enhanced Income Fund                  1,109,538                    -                     -              1,109,538
Value Opportunities Fund                       106,180                    -                   785                106,965
High Yield Bond Fund                        10,485,743                    -                     -             10,485,743
Prestige Large Cap Value Fund                2,796,280                7,171                 8,362              2,811,813
Prestige Large Cap Growth Fund               2,875,424                1,973                19,391              2,896,788
Prestige Small Cap Fund                      1,953,699                3,087                 7,408              1,964,194
Prestige Balanced Fund                         729,593                   62                26,853                756,508

*Effective September 1, 2000, known as Gartmore Millenium Growth Fund.

                                 40 NATIONWIDE

                                                                         [PHOTO]
SHAREHOLDER MEETING CONTINUED
--------------------------------------------------------------------------------
                                   (UNAUDITED)

                             PROPOSAL 2 (CONTINUED)

SERIES                                             FOR              AGAINST               ABSTAIN                  TOTAL
------------------------------------------------------------------------------------------------------------------------
Prestige International Fund                  1,346,839                    -                 3,588              1,350,427
Small Cap Index Fund                             2,453                    -                     -                  2,453
International Index Fund                        12,881                    -                   998                 13,879
Bond Index Fund                                  4,777                    -                     -                  4,777
Mid Cap Market Index Fund                      501,087                    -                     -                501,087
Investor Destinations Aggressive Fund            3,000                    -                     -                  3,000
Investor Destinations Moderately
     Aggressive Fund                             3,000                    -                     -                  3,000
Investor Destinations Moderate Fund              3,000                    -                     -                  3,000
Investor Destinations Moderately
     Conservative Fund                           3,000                    -                     -                  3,000
Investor Destinations Conservative Fund          3,000                    -                     -                  3,000
                                         -------------           ----------            ----------          -------------
All twenty-seven Funds                   1,170,073,393           24,393,227            43,714,808          1,238,181,428

At such Annual Meeting, shareholders of the other Funds of the Trust voted upon these and other proposals. Results of such voting are not reported here in their entirety to the extent they do not directly affect the Funds. However, for more information about the results of the Annual Meeting, interested shareholders should contact the Trust.


                                 41 NATIONWIDE

NOTES
--------------------------------------------------------------------------------




                                 42 NATIONWIDE

NOTES
--------------------------------------------------------------------------------




                                 43 NATIONWIDE

NOTES
--------------------------------------------------------------------------------



                                 44 NATIONWIDE

OFFICERS
Joseph J. Gasper - Chairman
Kevin S. Crossett - Secretary
Elizabeth A. Davin - Assistant Secretary
Alaina V. Metz - Assistant Secretary
Zita A. Resurreccion - Assistant Secretary
Michael A. Krulikowski - Assistant Secretary
Dina A. Tantra - Assistant Secretary
Gerald J. Holland - Treasurer
James F. Laird, Jr. - Assistant Treasurer
William J. Baltrus - Assistant Treasurer
Laurice A. Frysinger - Assistant Treasurer
Edwin P. McCausland - Assistant Treasurer
Bryan C. Haft - Assistant Treasurer
Mark R. Thresher - Assistant Treasurer

INVESTMENT ADVISOR
Villanova Mutual Fund Capital Trust
1200 River Road
Conshohocken, Pennsylvania 19428

TRANSFER AGENT
Nationwide Investor Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098

INDEPENDENT AUDITOR
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492

TRUSTEES
Joseph J. Gasper
Chairman
Columbus, Ohio

Charles E. Allen
Detroit, Michigan

Paula H.J. Cholmondeley
Boston, Massachusetts

C. Brent DeVore
Westerville, Ohio

Robert M. Duncan
Columbus, Ohio

Barbara Hennigar
Englewood, Colorado

Paul J. Hondros
Conshohocken, Pennsylvania

Thomas J. Kerr, IV
Westerville, Ohio

Douglas F. Kridler
Columbus, Ohio

Dimon R. McFerson
Columbus, Ohio

Arden L. Shisler
Dayton, Ohio

David C. Wetmore
Reston, Virginia

This report is for the information of shareholders of the Nationwide Family of Funds. For more complete information regarding any of the mutual funds within the Nationwide Family of Funds, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send any money.

Nationwide is a registered Federal Service mark of the Nationwide Mutual Insurance Company.

                                                               [PHOTO]     2000

A FOUNDATION OF STRONG PRINCIPLES
We built Villanova Capital on four core values:
- CLIENT FOCUS. As the stewards of our clients' assets, we must deliver on our promise to manage their assets in a manner consistent with their objectives. Thus, a growth portfolio must concentrate on growth only, just as a value or core equity portfolio must adhere strictly to its mandate.
- PEOPLE. We must attract and retain talented and committed professionals, and we must provide them with the best research and technology tools available to do their jobs well.
- PERFORMANCE. We must strive to produce competitive risk-adjusted results for our investors and work to ensure that our funds follow consistent, well-articulated and repeatable investment processes.
- INTEGRITY. We must uphold our pledge to maintain the highest level of integrity in all aspects of our business.

A HEADQUARTERS RICH IN HISTORY, RENOVATED FOR THE 21ST CENTURY

    Photographs of Villanova Capital's Pennsylvania headquarters are found throughout this report.

    Villanova Capital is based in historic River Park, some 15 miles west of central Philadelphia, on the banks of the Schuylkill River.

    We occupy three buildings in River Park, which, as recently as ten years ago, was the site of a working paper mill. The site's original mill was built in 1746 with financial assistance from Benjamin Franklin, who used paper from the mill to print currency for the 13 colonies during the American Revolution.

    We worked closely with the property's developer to create a financial services center for the new millennium, while protecting the masonry and beams of the two-centuries-old buildings.


General Account Service and Exchanges:
1-800-848-0920

Fund Information
24 Hours a Day, 7 Days a Week:
1-800-637-0012

www.nationwidefunds.com

                                    [PHOTO]

NATIONWIDE(R) FAMILY OF FUNDS - offered by Villanova Capital through Nationwide Advisory Services

[LOGO] NATIONWIDE                                                PRSRT STD
       Family of Funds                                          U S POSTAGE
                                                                    PAID
P.O. Box 1492                                                  CLEVELAND OH
Columbus, Ohio 43216-1492                                    PERMIT NO. 1702

October 2000
Annual Report

HS-1319-12/00